UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.1%
Alabama – 3.2%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$2,150,000	5.375%	12/01/16	$ 2,229,507
4,425,000	5.500	12/01/21	4,469,604
5,775,000	5.625	12/01/26	5,704,314
16,515,000	5.750	12/01/36	15,251,437
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,017,440
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,379,850
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA-/A2)
2,150,000	5.000	10/01/44	1,985,267
1,800,000	5.500	10/01/53	1,703,016
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
6,500,000	6.000	10/01/42	6,007,560
21,500,000	6.500	10/01/53	20,224,405
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,264,156
15,000,000	6.000	08/01/35	13,526,550

			86,763,106

Arizona – 1.2%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB/Baa2)
4,500,000	4.500	03/01/30	4,135,185
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,239,988
1,325,000	6.250	12/01/46	1,299,533
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,664,160
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa3)
5,000,000	6.250	01/01/38	5,241,600
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB/Baa2)
5,350,000	4.500	06/01/30	4,879,147
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	538,095
1,360,000	6.500	07/01/39	1,466,270
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
3,500,000	6.000	07/01/39	3,584,630

			32,048,608

California – 12.1%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(a)
1,600,000	0.000	08/01/26	853,408

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/A1)(a)
$1,210,000	0.000%	08/01/36	$ 327,716
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/A2)(a)
1,055,000	0.000	08/01/25	591,549
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	18,780,840
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(b)
9,680,000	5.000	11/21/45	7,682,242
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	1,978,740
11,850,000	5.500	11/01/38	10,749,372
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,652,306
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)
5,340,000	6.625	08/01/29	6,139,772
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B/NR)(a)
35,000,000	0.000	06/01/46	1,396,500
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (A/Baa1)(a)
7,000,000	0.000	09/01/33	2,169,580
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	877,598
2,830,000	7.000	12/01/36	3,287,809
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	697,503
5,000,000	8.000	06/01/44	5,209,750
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	620,406
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	180,481
Encinitas Community Facilities District No.1 Special Tax Refunding Bonds for Encinitas Ranch Public Improvements Series 2012 (A-/NR)
2,000,000	4.000	09/01/30	1,775,640
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(a)
4,180,000	0.000	04/01/29	1,686,672
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/A1)(a)
3,360,000	0.000	10/01/32	1,246,661

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)(c)
$10,000,000	6.000%	01/15/53	$ 9,565,900
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	204,962
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(a)
125,785,000	0.000	06/01/47	9,009,980
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(a)
307,000,000	0.000	06/01/47	4,571,230
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Refunding Enhanced Asset-Backed Bonds Series 2005 A (Radian-IBCC) (A-/A2)
150,000	5.000	06/01/45	140,322
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
17,650,000	5.750	06/01/47	13,045,644
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (A-/A2)
220,000	5.000	06/01/45	205,806
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(a)
101,195,000	0.000	06/01/36	17,598,822
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(a)
211,235,000	0.000	06/01/47	8,476,861
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(a)
260,660,000	0.000	06/01/57	2,163,478
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
690,000	5.050	09/01/35	669,617
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	2,738,395
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	709,714
1,000,000	7.250	08/01/31	1,061,990
9,315,000	7.375	08/01/40	9,901,752
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(a)
49,925,000	0.000	08/01/50	5,662,993
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,795,153
1,500,000	7.000	09/01/31	1,654,605
875,000	7.250	09/01/38	977,034
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(a)
3,750,000	0.000	08/01/35	1,129,312
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	9,724,275

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
$2,000,000	6.500%	11/01/39	$ 2,357,400
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	11,254,200
13,500,000	6.500	11/01/39	15,912,450
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(d)
7,000,000	0.000	08/01/30	4,594,520
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(a)
860,000	0.000	08/01/25	516,654
1,105,000	0.000	08/01/26	625,949
5,550,000	0.000	08/01/30	2,431,788
7,830,000	0.000	08/01/32	3,011,575
7,000,000	0.000	08/01/34	2,371,390
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	16,644,603
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	6,594,350
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/A1)(d)
10,750,000	0.000	08/01/38	8,475,515
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(a)
1,805,000	0.000	08/01/25	1,064,896
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	228,205
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(a)
2,220,000	0.000	10/01/33	652,658
2,220,000	0.000	10/01/35	568,076
1,840,000	0.000	10/01/37	406,842
5,000,000	0.000	10/01/38	1,025,100
8,425,000	0.000	10/01/39	1,596,032
13,395,000	0.000	10/01/40	2,258,799
7,275,000	0.000	10/01/41	1,126,388
6,000,000	0.000	10/01/42	866,160
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,302,003
1,950,000	6.750	10/01/30	2,073,923
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
1,000,000	5.750	06/01/44	997,080
2,000,000	5.750	06/01/48	1,961,680
Romoland School District Special Tax RB Refunding for Community Facilities District No. 2004-1 Improvement Area No. 3 Series 2013 (NR/NR)
2,635,000	5.000	09/01/43	2,465,069
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A2)(a)
1,420,000	0.000	08/01/25	810,735

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(a)
$30,265,000	0.000%	07/01/44	$ 5,324,824
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa3)(a)
10,000,000	0.000	07/01/30	4,343,600
3,000,000	0.000	07/01/31	1,213,740
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	577,270
2,000,000	6.750	08/01/41	2,285,440
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	476,369
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	805,215
555,000	6.375	08/01/29	598,379
305,000	6.500	08/01/31	327,600
1,000,000	6.625	08/01/39	1,068,590
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,100,960
1,500,000	7.000	08/01/41	1,635,735
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(a)
1,580,000	0.000	08/01/24	1,005,338
1,595,000	0.000	08/01/25	942,071
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	1,821,660
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,021,140
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,082,300
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,165,700
2,000,000	7.000	08/01/41	2,327,420
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A-/Ba1)
2,000,000	6.250	10/01/40	2,135,020
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA-/A2)(a)
13,025,000	0.000	08/01/39	2,638,995
17,470,000	0.000	08/01/44	2,522,493
14,850,000	0.000	08/01/45	2,006,681
17,405,000	0.000	08/01/46	2,200,514
690,000	0.000	08/01/47	81,600
14,015,000	0.000	08/01/48	1,550,199

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
$4,000,000	5.250%	09/01/42	$ 3,709,840
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,161,740
2,100,000	7.000	08/01/39	2,442,321
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	5,058,460
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B3)
2,235,000	5.000	06/01/37	1,596,036
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,775,145
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,153,900
5,000,000	7.500	09/01/42	5,796,650

			330,059,375

Colorado – 1.9%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,825,716
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	2,970,415
3,500,000	5.000	12/01/33	3,178,805
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB-/NR)
3,000,000	5.750	12/01/36	2,849,880
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (A-/A3)
3,000,000	5.625	06/01/43	3,022,680
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	13,053,543
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(e)
4,500,000	3.500	12/01/17	3,315,420
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B2)
4,000,000	5.750	10/01/32	3,759,520
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/Baa1)(a)
15,000,000	0.000	09/01/28	6,677,700
4,100,000	0.000	09/01/34	1,175,839
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/Baa1)(a)
1,715,000	0.000	09/01/28	759,934

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2010 A (BBB/Baa2)(a)
$4,000,000	0.000%	09/01/40	$ 752,000
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	493,782
720,000	5.350	12/01/31	749,750
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(b)
1,000,000	5.000	12/01/40	919,650
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(d)
1,725,000	0.000	12/01/17	1,146,849

			52,651,483

Connecticut – 0.0%
Town of Hamden Refunding GO Series 2013 (AGM) (AA-/A2)
500,000	5.000	08/15/23	546,670

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,490,000	5.450	07/01/35	5,086,408
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,148,500

			8,234,908

District of Columbia – 1.9%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/A3)(d)
25,000,000	0.000	10/01/41	23,426,750
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(d)
37,100,000	0.000	10/01/44	28,703,899

			52,130,649

Florida – 17.1%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,170,000	6.300	05/01/35	3,625,189
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,595,000	5.375	05/01/37	1,145,035
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2005 B-2 (NR/NR)
1,215,000	5.100	05/01/14	1,231,257
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Project Series 2005 B (NR/NR)(f)
485,000	5.100	05/01/14	291,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(f)
$17,510,000	5.500%	05/01/36	$ 10,506,000
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
215,000	5.250	05/01/36	215,897
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)(f)
5,395,000	5.350	05/01/36	3,237,000
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)(f)
1,210,000	5.500	05/01/14	726,000
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)
3,060,000	5.500	05/01/14	2,773,492
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/NR)
900,000	6.000	11/01/27	898,236
3,000,000	6.500	11/01/43	2,995,710
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
900,000	6.125	11/01/33	842,643
1,000,000	6.500	11/01/43	954,420
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
465,000	6.000	05/01/35	474,821
Boggy Creek Improvement District Special Assessment RB Refunding Series 2013 (NR/NR)(b)
15,000,000	5.125	05/01/43	12,498,600
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,116,747
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,070,000	6.000	05/01/35	3,072,149
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
8,920,000	7.210	05/01/35	8,314,778
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,105,840
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	197,958
210,000	3.750	11/01/21	203,883
215,000	3.875	11/01/22	208,034
25,000	4.000	11/01/23	24,344
1,705,000	4.500	11/01/31	1,632,265
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,397,060
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
500,000	5.000	05/01/15	497,575

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
$3,305,000	5.850%	05/01/35	$ 33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(f)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,980,000	5.850	05/01/35	4,056,973
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,545,000	5.850	05/01/35	1,759,435
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(a)
6,860,000	0.000	05/01/17	5,358,826
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
210,000	8.375	05/01/17	219,654
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
240,000	8.375	05/01/17	251,033
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,030,000	7.050	05/01/15	1,845,087
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
3,740,000	6.300	05/01/34	3,822,542
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,200,000	4.125	05/01/31	1,031,616
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
40,585,000	5.500	05/01/37	35,697,754
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
380,000	6.830	11/01/15	384,150
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
28,000,000	6.000	08/15/36	29,094,800
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,270,000	6.375	11/01/26	1,263,815
3,250,000	7.000	11/01/45	3,229,038
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,490,000	4.375	05/01/34	1,321,392
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	11,211,080
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
500,000	5.000	04/01/27	502,980

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
$600,000	5.000%	04/01/32	$ 590,784
5,820,000	5.250	04/01/42	5,620,199
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	2,821,218
5,000,000	5.000	11/15/36	4,057,150
Greeneway Improvement District Special Assessment RB Series 2013 (NR/NR)(b)
10,000,000	5.125	05/01/43	8,332,400
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,890,000	6.125	05/01/35	2,943,985
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,915,000	5.600	05/01/36	6,594,303
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,010,000	6.200	05/01/35	1,029,099
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	485,910
500,000	5.150	05/01/34	482,260
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,510,000	5.550	05/01/37	5,784,070
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,380,000	5.700	05/01/36	2,217,946
Islands At Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
3,615,000	4.125	05/01/35	2,931,403
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(f)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(f)
1,750,000	5.125	05/01/09	787,500
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,225,000	7.210	11/01/20	3,331,199
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
7,635,000	6.770	11/01/20	7,708,525
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,670,000	6.700	05/01/33	2,666,796
4,830,000	7.000	05/01/43	4,823,335
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,745,000	8.000	05/01/40	23,257,043
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+/NR)
19,960,000	5.125	11/15/36	18,007,513

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+/NR)
$600,000	5.000%	11/15/32	$ 542,802
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB+/NR)
2,600,000	6.500	11/15/31	2,695,602
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+/NR)
9,750,000	5.000	11/15/29	9,023,820
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
830,000	7.360	11/01/20	842,500
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,040,000	5.400	05/01/30	4,101,602
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(f)
2,635,000	5.375	05/01/30	1,844,500
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,715,000	5.450	05/01/36	2,784,423
Meadow Pointe IV Community Development District Capital Improvement Series 2012 B (NR/NR)(d)
1,140,000	0.000	05/01/20	1,057,521
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(f)
1,910,000	5.250	05/01/15	744,900
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)(d)
445,000	0.000	05/01/36	365,714
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)(d)
850,000	0.000	05/01/38	676,651
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(f)
1,075,000	5.250	05/01/15	11
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB+/NR)
1,245,000	5.100	05/01/31	1,181,742
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/NR)(g)
1,849,000	6.750	11/15/14	1,951,971
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
17,760,000	5.000	03/01/30	18,124,968
Miami-Dade County Subordinate Special Obligation Capital Appreciation RB Bonds Series 2009 (A+/A2)(a)
1,030,000	0.000	10/01/34	321,144
3,050,000	0.000	10/01/41	591,822
5,315,000	0.000	10/01/46	752,923
Miami-Dade County Subordinate Special Obligation RB Series 2009 (A+/A2)(a)
1,900,000	0.000	10/01/42	346,541
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,085,000	5.750	05/01/38	1,638,893

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(d)
$5,340,000	0.000%	05/01/38	$ 2,349,600
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
2,825,000	5.000	05/01/15	2,749,516
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)
4,185,000	5.000	05/01/18	1,841,400
New River Community Development District Special Assessment Series 2006 A (NR/NR)(f)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(f)
3,260,000	5.000	05/01/13	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,817,626
1,765,000	5.000	04/01/25	1,888,991
1,005,000	5.000	04/01/26	1,064,737
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,055,000	6.125	05/01/35	1,076,322
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,445,000	6.125	05/01/35	1,433,801
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
2,535,000	5.125	05/01/17	2,525,266
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
1,200,000	5.125	05/01/09	12
210,000	6.125	05/01/35	2,100
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
25,075,000	0.000	05/01/36	8,382,572
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,145,000	5.400	05/01/36	2,230,500
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(f)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(f)
2,600,000	5.000	02/01/11	26
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(f)
1,355,000	5.300	11/01/10	758,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
$235,000	3.250%	05/01/20	$ 228,049
245,000	3.500	05/01/21	235,026
255,000	3.750	05/01/22	243,030
265,000	4.000	05/01/23	251,694
275,000	4.250	05/01/24	260,213
290,000	4.500	05/01/25	273,250
2,805,000	4.750	05/01/33	2,543,967
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
9,160,000	7.200	05/01/22	9,180,060
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	3,269,000
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,355,000	5.450	05/01/36	4,503,394
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,675,000	5.500	05/01/15	1,671,064
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,539,420
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
605,000	7.500	05/01/16	605,411
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,086,503
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	1,929,886
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,470,000	5.800	05/01/35	3,849,072
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,345,000	5.800	05/01/35	2,342,035
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,583,525
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	6,442,365
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(f)
455,000	5.500	11/01/10	273,000
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	1,959,919
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,500,000	6.500	05/01/39	2,430,825
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
2,500,000	5.125	10/01/38	2,406,550

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Sumter Landing Community Development District Recreational RB Subseries 2005 B (NR/NR)
$7,500,000	5.700%	10/01/38	$ 6,070,050
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
790,000	4.250	11/01/24	780,512
1,370,000	5.250	11/01/34	1,344,381
2,365,000	6.000	11/01/44	2,315,997
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	483,925
750,000	6.125	05/01/42	746,422
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
680,000	6.000	11/01/27	681,197
2,050,000	6.500	11/01/43	2,055,556
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
925,000	6.375	11/01/27	925,971
2,300,000	7.125	11/01/44	2,303,956
Village Center Community Development District Recreational RB Series 2003 A (NATL-RE) (A/Baa1)
7,260,000	5.000	11/01/32	6,927,202
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
3,000,000	5.000	05/01/32	2,772,540
6,685,000	5.125	05/01/43	6,078,136
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,240,000	4.000	05/01/33	1,127,582
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,470,000	4.000	05/01/34	2,239,104
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
8,700,000	6.375	05/01/38	9,712,593
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,650,000	6.125	05/01/39	9,243,390
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,485,000	7.000	05/01/41	6,139,306
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,170,000	5.500	05/01/42	2,191,440
Villasol Community Development District RB Series 2003 A (NR/NR)(f)
3,610,000	6.600	05/01/34	2,707,500
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
15,000	5.350	05/01/39	13,415
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(d)
1,025,000	0.000	05/01/39	600,383

			468,065,857

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – 2.8%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
$7,885,000	7.500%	01/01/31	$ 9,269,212
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,135,604
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (B+/NR)
11,700,000	8.750	06/01/29	13,543,452
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (B+/NR)
8,750,000	9.000	06/01/35	9,326,887
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,200,000	5.250	11/01/28	1,927,354
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,703,555
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,470,600
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(e)
49,820,000	0.816	10/01/33	38,194,005

			77,570,669

Guam – 1.5%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,503,200
3,355,000	6.875	12/01/40	3,381,203
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
3,000,000	5.625	12/01/29	3,066,990
2,750,000	5.750	12/01/34	2,821,665
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA-/A2)
5,000,000	6.125	10/01/43	5,030,350
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,019,240
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA-/A2)
2,750,000	5.000	10/01/30	2,782,807
Guam Power Authority RB Series 2010 A (BBB/Baa3)
10,000,000	5.500	10/01/40	9,902,300
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Ba1)
9,785,000	5.625	07/01/40	9,593,508

			41,101,263

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,500,000	5.250	09/01/30	1,360,410
15,285,000	5.250	09/01/37	13,122,937

			14,483,347

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – 5.2%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/A3)
$8,965,000	5.500%	12/01/29	$ 9,392,093
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
111,000	5.400	03/01/16	113,593
1,450,000	5.625	03/01/36	1,393,653
Illinois Finance Authority RB for Advocate Health Care Network Series 2012 (AA/Aa2)
9,855,000	4.000	06/01/47	7,733,120
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
34,300,000	6.750	10/01/46	28,205,576
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,569,480
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,317,350
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	3,633,795
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
17,875,000	6.000	05/15/39	19,057,431
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC-/B3)
14,000,000	6.500	10/15/40	13,466,880
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	3,750
3,225,000	5.000	06/01/24	806,250
8,000,000	5.375	06/01/35	2,000,000
Illinois GO Bonds Series 2012 (A-/A3)
750,000	5.000	03/01/37	724,987
Illinois GO Bonds Series 2013 (A-/A3)
3,050,000	5.500	07/01/38	3,113,288
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,377,000	6.250	03/01/34	2,402,149
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(b)(h)
20,000,000	9.818	12/15/40	16,008,800
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (NR/NR)(g)
1,900,000	5.125	08/15/14	1,956,259
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,567,000	6.000	03/01/36	2,951,789
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	791,037
1,010,000	4.750	10/01/32	933,149
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (BB+/NR)
5,000,000	7.125	11/01/43	4,557,350
5,000,000	7.625	11/01/48	4,752,050
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B1)
10,000,000	5.750	08/01/42	7,844,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
$4,039,000	5.750%	03/01/36	$ 3,667,977

			141,396,406

Indiana – 1.2%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,234,717
1,500,000	5.000	10/01/32	1,252,410
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/A3)
3,250,000	5.250	08/01/36	3,270,800
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,000,460
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	4,526,750
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	5,457,875
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(h)
1,195,000	25.048	11/01/27	1,945,328
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(f)
7,737,197	6.500	11/15/31	154,744
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/Caa1)
15,000,000	7.000	06/01/28	11,296,050
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(b)
2,000,000	5.500	09/01/27	1,958,520

			33,097,654

Iowa – 0.8%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
2,550,000	5.250	06/01/26	2,346,408
Iowa Finance Authority Midwestern Disaster Area RB for Alcoa, Inc. Projects Series 2012 (BBB-/Ba1)
21,345,000	4.750	08/01/42	17,743,885
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,375,921

			21,466,214

Kentucky – 1.1%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	8,351,040
9,000,000	6.500	03/01/45	9,440,100
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	6,715,774

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
$5,000,000	5.750%	10/01/42	$ 5,073,950

			29,580,864

Louisiana – 1.7%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/35	5,380,600
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
20,015,000	6.000	10/01/44	20,821,004
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 B (BBB+/Baa2)
12,500,000	4.250	12/01/38	10,946,625
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,392,694

			45,540,923

Maryland – 1.8%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
500,000	5.000	09/01/16	524,385
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,367,000	6.250	09/01/33	4,438,269
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,481,000	6.500	07/01/31	2,508,142
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,609,000	7.000	07/01/33	3,653,607
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,247,991
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	2,850,180
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	8,873,113
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,161,100
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	8,796,525
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,487,004

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
$2,100,000	5.000%	07/01/31	$ 2,049,768

			48,590,084

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)
2,250,000	6.500	11/15/43	2,096,392
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
2,950,000	8.000	10/01/29	3,205,352
5,110,000	8.000	10/01/39	5,505,310
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	10,272,500

			21,079,554

Michigan – 4.1%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (B-/WR)
7,095,000	5.000	05/01/32	5,459,390
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,001,130
3,000,000	6.000	05/01/21	3,428,820
Detroit Michigan Sewage Disposal System RB Second Lien Series 2001 B (NATL-RE FGIC) (A/Baa1)
4,070,000	5.500	07/01/29	3,934,184
Michigan Finance Authority RB for Rol Railroad II Series 2012 R-14017 (AAA/NR)(b)(h)
13,885,000	13.780	01/01/18	20,829,305
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(a)
196,775,000	0.000	06/01/52	2,152,719
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(a)
70,100,000	0.000	06/01/52	534,162
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa2)
4,000,000	5.375	06/01/26	4,024,360
9,835,000	5.500	06/01/35	9,394,195
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	47,560,400
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	9,718,200

			111,036,865

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,398,475
3,750,000	6.000	06/15/39	3,663,825

			6,062,300

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
$1,825,000	5.250%	12/01/26	$ 1,832,702

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	230,250
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	1,162,500
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	984,250
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
1,250,000	5.750	04/01/27	650,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	629,971

			3,656,971

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
445,000	2.000	06/01/14	445,690
495,000	2.000	06/01/15	491,807
495,000	3.000	06/01/16	494,648
770,000	3.000	06/01/17	760,899
765,000	4.000	06/01/18	769,276
840,000	4.000	06/01/19	827,938
715,000	4.000	06/01/20	697,218
920,000	4.000	06/01/21	875,113
495,000	5.000	06/01/22	498,693
445,000	5.000	06/01/23	445,311
200,000	4.250	06/01/24	185,482
320,000	5.000	06/01/24	315,901
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,730,000	4.800	03/01/15	1,704,257
1,985,000	4.900	03/01/17	1,909,213
2,455,000	5.000	03/01/20	2,276,350
2,470,000	5.100	03/01/21	2,269,140
1,275,000	5.100	03/01/22	1,149,068
3,485,000	5.125	03/01/25	2,999,121
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,320,000	5.000	09/01/25	1,238,794
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
55,000	5.100	12/01/22	53,502

			20,407,421

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
$1,050,000	5.250%	06/01/26	$ 1,053,465
4,185,000	5.250	06/01/36	3,849,028

			4,902,493

New Jersey – 3.5%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,548,200
1,000,000	5.000	06/15/28	998,950
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	914,820
1,000,000	5.000	06/15/37	902,870
1,000,000	5.125	06/15/43	894,870
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,665,699
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
7,500,000	5.500	04/01/28	6,934,050
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B2)
2,500,000	5.125	09/15/23	2,372,450
8,500,000	5.250	09/15/29	7,736,105
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	967,920
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,380,000	6.625	07/01/38	32,597,270
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	8,738,618
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/A3)
2,000,000	6.750	12/01/38	2,286,540
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(a)
164,600,000	0.000	06/01/41	6,888,510
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
4,500,000	4.750	06/01/34	3,187,800
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1-A (B-/B2)
21,350,000	5.000	06/01/41	15,027,624

			94,662,296

New Mexico – 0.9%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB/Baa3)
3,620,000	4.875	04/01/33	3,373,550

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB/Baa3)
$6,925,000	4.875%	04/01/33	$ 6,453,546
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa3)
14,000,000	5.900	06/01/40	14,328,300
New Mexico State Hospital Equipment Loan Council First Mortgage RB Refunding for Haverland Charter Lifestyle Group Series 2013 (BBB-/NR)
2,000,000	5.000	07/01/42	1,657,800

			25,813,196

New York – 0.7%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,519,365
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
1,890,000	5.125	06/01/46	1,283,083
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/A3)
1,000,000	6.125	01/01/29	1,090,010
3,000,000	6.375	01/01/39	3,233,820
5,000,000	6.500	01/01/46	5,378,100
Newburgh New York GO Serial Bonds Series 2012 A (NR/Ba1)
1,565,000	5.750	06/15/35	1,563,028
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	4,981,650

			19,049,056

North Carolina – 0.7%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
13,360,000	5.600	07/01/27	12,576,035
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,009,940
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,359,352
1,000,000	5.000	03/01/37	888,230
1,000,000	5.000	03/01/42	873,360
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	504,610
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,505,790

			20,717,317

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – 6.6%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
$7,000,000	6.000%	06/01/45	$ 6,873,370
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,500,000	5.125	06/01/24	11,134,530
36,985,000	5.875	06/01/30	27,940,688
44,050,000	6.500	06/01/47	35,495,050
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
10,000,000	6.250	06/01/37	7,770,700
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
30,450,000	5.375	09/15/27	28,019,481
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA-/A2)
6,900,000	5.000	01/01/30	7,027,236
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	15,604,025
15,000,000	5.000	01/01/37	13,844,250
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	1,807,900
1,610,000	5.000	01/01/46	1,434,236
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B1)
8,730,000	6.750	12/01/40	8,570,066
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba1)
8,000,000	5.000	02/15/48	5,932,400
Ohio State Air Quality Development Authority RB Refunding for AK Steel Holding Corp. Series 2012 A (AMT) (B-/Caa1)
2,020,000	6.750	06/01/24	1,627,938
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (CCC+/Caa2)
7,250,000	5.650	03/01/33	6,845,015

			179,926,885

Oklahoma – 1.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB+/NR)
4,725,000	5.000	12/01/27	4,384,375
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
10,000,000	5.500	06/01/35	9,146,500
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
16,500,000	5.500	12/01/35	14,690,610
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,114,266
865,000	6.000	05/01/31	795,099

			31,130,850

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,371,045

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – 3.7%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
$1,500,000	5.000%	09/01/30	$ 1,436,115
1,000,000	5.000	09/01/35	914,650
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
12,000,000	5.000	05/01/42	10,566,000
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	450,540
1,000,000	5.000	08/01/45	862,840
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,314,560
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/42	903,950
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(e)
48,250,000	0.932	05/01/37	34,022,040
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,302,266
1,500,000	5.000	04/01/33	1,330,035
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
2,000,000	6.125	02/01/28	1,973,040
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
7,400,000	6.250	01/01/32	7,243,712
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B-/NR)
2,460,000	8.000	05/01/29	2,688,288
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(e)
13,095,000	0.766	07/01/27	10,761,078
10,750,000	0.816	07/01/39	7,109,728
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	3,791,120
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (CC/NR)
3,000,000	5.250	09/01/26	1,200,000
3,000,000	5.250	09/01/31	1,200,000
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba2)
5,000,000	6.250	07/01/23	4,971,750
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba2)
3,940,000	5.625	07/01/42	3,229,500

			100,271,212

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – 7.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba1)
$66,390,000	6.000%	07/01/38	$ 45,279,308
38,845,000	6.000	07/01/44	26,259,997
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Ba1)
1,710,000	6.000	07/01/44	1,155,994
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
5,000,000	5.125	07/01/37	3,079,200
50,985,000	5.250	07/01/42	32,405,556
3,000,000	6.000	07/01/47	2,012,190
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BBB-/Baa3)
8,780,000	6.000	07/01/39	5,934,139
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (BBB-/Baa3)
4,000,000	5.250	07/01/32	2,631,400
4,000,000	5.250	07/01/37	2,514,120
Puerto Rico Commonwealth Refunding for Public Improvement Series 2007 A (BBB-/Baa3)
1,000,000	5.500	07/01/17	886,080
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA-/A2)(e)
30,000,000	0.686	07/01/29	18,492,300
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB/Baa3)
990,000	5.000	07/01/17	858,766
9,700,000	5.250	07/01/26	6,554,775
Puerto Rico Electric Power Authority RB Series 2012 A (AGM) (BBB/Baa3)
20,555,000	5.000	07/01/42	12,273,596
Puerto Rico Electric Power Authority RB Series 2013 A (BBB/Baa3)
10,000,000	6.750	07/01/36	7,194,000
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/Baa3)(a)
4,750,000	0.000	07/01/34	975,127
3,750,000	0.000	07/01/35	698,025
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (FGIC) (BBB+/Baa3)(a)
10,720,000	0.000	07/01/31	1,973,873
10,085,000	0.000	07/01/45	441,219
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/Baa3)
1,000,000	6.125	07/01/23	797,340
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
21,550,000	6.000	08/01/42	16,143,105
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)(a)
25,000,000	0.000	08/01/39	2,676,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(d)
14,080,000	0.000	08/01/32	9,941,325
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (A+/A3)(a)
10,000,000	0.000	08/01/33	1,814,700
10,000,000	0.000	08/01/33	5,335,100

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (A+/A3)
$500,000	5.250%	08/01/43	$ 338,010
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (AA-/A2)
500,000	5.000	08/01/40	383,510

			209,048,755

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)
2,500,000	6.000	09/01/33	2,485,500
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(a)
85,300,000	0.000	06/01/52	1,159,227

			3,644,727

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,810,000	6.875	11/01/35	3,431,705
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA-/A2)
4,000,000	6.500	08/01/39	4,379,360

			7,811,065

South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	4,912,650

Tennessee – 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,560,000	5.125	04/01/23	1,549,127
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
240,000	5.000	10/01/15	247,555
7,500,000	5.125	10/01/35	6,843,825
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,390,395
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	5,961,670
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	1,966,340
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (NR/NR)(e)
8,680,000	5.750	04/01/25	3,921,884
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,960,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
$1,500,000	5.250%	12/01/42	$ 1,291,530
2,000,000	5.375	12/01/47	1,719,840

			26,852,166

Texas – 6.0%
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
165,000	9.750	01/01/26	169,536
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,650,000	9.750	01/01/26	8,886,058
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,227,705
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/C)(f)
4,740,000	5.000	03/01/41	148,125
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/C)(f)
9,275,000	6.750	10/01/38	289,844
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(b)
6,000,000	7.250	04/01/32	6,008,280
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
4,000,000	4.750	11/01/42	3,424,840
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,815,000	5.500	04/01/53	11,267,611
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)
3,030,000	7.000	01/01/48	2,987,428
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B/B2)
1,000,000	5.700	07/15/29	955,380
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/B2)
9,000,000	6.625	07/15/38	8,961,930
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,697,380
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,086,285
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	28,127,381
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	55,214,021
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/C)(f)
5,950,000	5.200	05/01/28	185,938

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
$4,180,000	5.125%	05/15/37	$ 3,675,725
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/Baa2)(d)
7,825,000	0.863	12/15/26	6,297,482
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,036,325
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	5,215,400
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(g)
250,000	5.000	07/01/15	267,293

			164,129,967

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,005,540

Utah – 1.0%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
24,692,000	7.100	08/15/23	26,262,164

Vermont – 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,205,139
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,192,895

			3,398,034

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	927,540
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,913,513
2,000,000	6.625	03/01/26	2,174,480
7,000,000	6.875	03/01/36	7,683,550
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	488,230
1,100,000	6.125	01/01/35	1,050,687
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	727,798
1,000,000	5.300	09/01/31	946,190
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	503,420

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
$4,000,000	7.750%	07/01/38	$ 4,517,720

			22,933,128

Washington – 0.8%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(h)
3,955,000	13.898	12/14/17	5,705,799
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(h)
4,150,000	13.904	12/14/17	5,935,081
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	3,936,160
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)
3,000,000	5.000	12/01/42	2,564,910
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
750,000	6.000	08/15/39	794,887
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
1,750,000	6.000	08/15/39	1,854,738

			20,791,575

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)(h)
4,000,000	5.375	12/01/38	4,088,800

Wisconsin – 2.1%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,435,200
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB-/NR)
3,000,000	5.000	07/01/42	2,409,780
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB/NR)
1,500,000	6.100	05/01/34	1,502,355
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,849,640
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
3,180,000	5.000	05/15/36	2,988,309
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
3,800,000	5.250	03/01/35	3,658,830
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	1,948,340
23,380,000	5.250	08/15/34	22,385,415

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
$10,620,000	5.125%	08/15/30	$ 10,347,172

			57,525,041

TOTAL INVESTMENTS – 98.1%			$2,681,651,855

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			50,979,231

NET ASSETS – 100.0%			$2,732,631,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $105,948,974, which represents approximately 3.88% of net assets as of December 31, 2013.

(c)	When-issued security.

(d)	Zero coupon bond until next reset date.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2013.

(f)	Security is currently in default.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF CORP	— General Obligation of Corporation
IDA	— Industrial Development Authority
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance
Radian IBCC	— Insured by Radian Asset Insurance Bond Custodial Certificate
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	$4,000	1.000%	03/20/23	1.370%	$(182,970)	$89,101
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	10,000	1.700	06/20/21	1.190	—	338,375
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	9,000	1.000	03/20/23	1.370	(411,683)	200,478
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	25,000	1.000	09/20/23	1.400	(1,203,083)	530,412
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	15,000	1.000	09/20/23	1.400	(678,872)	275,269
	Illinois State GO Bonds, Series A, 5.0000%, 06/01/29	10,000	1.830	06/20/21	1.820	—	(3,056)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	8,000	1.000	03/20/23	1.370	(309,415)	121,676
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	10,000	1.000	09/20/23	1.400	(481,233)	212,165
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	10,000	1.000	12/20/23	1.420	(282,587)	(2,523)
	Illinois State GO Bonds, Series A, 5.0000%, 06/01/29	10,000	1.000	12/20/23	1.990	(764,923)	69,483

TOTAL						$(4,314,766)	$1,831,380

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,882,570,863

Gross unrealized gain	177,919,156
Gross unrealized loss	(378,838,164)

Net unrealized security loss	$(200,919,008)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.7%
Alabama – 1.9%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	12.172%	11/15/46	$ 1,354,420
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
2,500,000	5.750	10/01/30	2,847,675
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,643,812
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	605,435
100,000	5.000	11/15/21	102,364
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA-/A2)
350,000	5.000	10/01/44	323,183
700,000	5.500	10/01/53	662,284
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	6.000	10/01/42	924,240
1,000,000	6.500	10/01/53	940,670

			9,404,083

Arizona – 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
5,150,000	0.976	01/01/37	3,916,832
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,416,040
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (A-/Baa1)(a)
2,000,000	5.500	06/01/14	2,038,620

			8,371,492

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
505,000	5.500	07/01/23	526,604

California – 20.5%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,190,120
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,157,400
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,119,630
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (AA/WR)
1,000,000	5.750	09/01/23	1,011,420

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2009 (A/A1)
$5,000,000	5.250%	10/01/25	$ 5,489,700
5,000,000	6.500	04/01/33	5,906,950
2,750,000	6.000	04/01/38	3,051,592
California State Various Purpose GO Bonds Series 2010 (A/A1)
1,250,000	6.000	03/01/33	1,435,212
1,500,000	5.500	03/01/40	1,606,485
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A/NR)
1,435,000	5.750	08/15/38	1,522,922
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,181,680
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA-/A2)
15,000	5.250	10/01/19	15,194
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(e)
6,500,000	0.000	06/01/34	2,139,085
Clovis Unified School District GO Bonds for Election of 2012 Series 2012 A (AA/Aa2)
2,575,000	5.000	08/01/29	2,762,280
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	356,200
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,486,660
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	493,995
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(e)
18,000,000	0.000	06/01/47	1,289,340
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(e)
19,500,000	0.000	06/01/47	290,355
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	590,300
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,322,500
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (A/A1)(d)
2,100,000	0.376	07/01/27	1,936,110
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(e)
2,000,000	0.000	08/01/37	505,400
4,500,000	0.000	08/01/38	1,062,540
4,500,000	0.000	08/01/39	994,500

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(e)
$1,205,000	0.000%		08/01/26	$ 627,154
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500		11/01/39	2,062,725
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125		11/01/29	3,938,970
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(f)
5,000,000	0.000		08/01/35	3,217,350
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250		08/01/22	1,156,442
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750		11/01/39	2,529,575
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/A1)
2,150,000	0.000	(e)	08/01/31	818,548
4,150,000	0.000	(e)	08/01/32	1,466,071
3,500,000	0.000	(e)	08/01/33	1,155,840
6,450,000	0.000	(f)	08/01/38	5,085,309
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000		05/01/31	4,024,080
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
3,000,000	0.690		12/01/35	2,266,710
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000		05/01/33	5,275,400
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000		08/01/31	2,676,050
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(e)
5,000,000	0.000		07/01/39	1,196,100
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500		05/01/28	2,172,960
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/Baa1)(e)
1,605,000	0.000		01/15/26	772,904
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/A1)
310,000	5.250		06/01/34	310,301
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (A/Baa1)
725,000	5.250		09/01/19	733,526
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/Baa1)(e)
1,175,000	0.000		08/01/25	668,587

				99,072,172

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – 1.7%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
$800,000	5.000%	03/01/25	$ 812,952
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	994,428
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,365,450
E-470 Public Highway Authority RB Series 2010 A (BBB/Baa2)(e)
6,000,000	0.000	09/01/40	1,128,000

			8,300,830

District of Columbia – 1.4%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
300,000	6.250	05/15/24	301,245
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,041,500
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	5,483,700

			6,826,445

Florida – 11.9%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,290,000	5.000	05/01/19	1,362,575
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,260,000	6.000	05/01/35	2,307,731
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,135,000	5.750	05/01/35	2,109,487
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,144,246
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
885,000	5.375	05/01/36	907,585
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
445,000	5.000	05/01/21	448,493
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	116,750
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (A/Baa1)
955,000	5.800	05/01/16	955,095
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,750,000	4.125	05/01/31	1,504,440
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,105,600

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
$2,000,000	5.000%	10/01/21	$ 2,230,380
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,847,596
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,710,000	5.750	05/01/35	1,710,906
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	300,714
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,215,000	5.875	05/01/35	2,306,923
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
1,185,000	5.375	05/01/30	829,500
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
875,000	6.000	05/01/35	850,334
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/A2)
1,200,000	6.000	02/01/30	1,298,868
1,500,000	6.000	02/01/31	1,617,015
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
5,000,000	5.000	03/01/30	5,102,750
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A/NR)
575,000	5.250	10/01/16	638,969
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/A2)
1,250,000	5.375	10/01/40	1,256,550
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,970,000	4.125	05/01/35	1,634,844
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,290,858
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(h)
1,035,000	7.125	11/01/16	1,155,246
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
890,000	5.500	05/01/36	894,174
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	1.375	05/01/14	89,955
85,000	1.625	05/01/15	84,685
90,000	1.875	05/01/16	89,301
90,000	2.125	05/01/17	89,014
95,000	2.500	05/01/18	93,466
90,000	2.750	05/01/19	87,987
100,000	3.000	05/01/20	96,853
660,000	3.750	05/01/26	615,919
1,235,000	4.000	05/01/35	1,100,941
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
585,000	5.450	05/01/36	600,491

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
$120,000	3.000%	05/01/20	$ 115,696
120,000	3.125	05/01/21	114,419
125,000	3.500	05/01/22	118,146
130,000	3.625	05/01/23	122,550
135,000	3.750	05/01/24	126,390
140,000	3.875	05/01/25	130,644
150,000	4.000	05/01/26	139,060
1,405,000	4.250	05/01/34	1,200,839
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,208,180
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	236,453
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,484,364
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
870,000	5.350	05/01/35	871,140
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
1,210,000	4.500	05/01/33	1,148,472
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/30	446,625
500,000	4.375	05/01/35	429,860
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,796,992
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	987,098
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
100,000	3.125	05/01/20	96,728
100,000	3.250	05/01/21	95,523
105,000	3.375	05/01/22	99,675
105,000	3.500	05/01/23	99,142
110,000	3.625	05/01/24	103,421
115,000	3.750	05/01/25	107,507
120,000	3.875	05/01/26	111,774
1,160,000	4.125	05/01/34	1,035,439

			57,302,378

Georgia – 1.2%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/A1)
1,250,000	5.000	01/01/27	1,302,600
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/A1)
4,075,000	5.250	07/01/36	4,270,478

			5,573,078

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Guam – 0.3%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
$850,000	5.625%	12/01/29	$ 868,980
750,000	5.750	12/01/34	769,545

			1,638,525

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,095,520

Illinois – 5.9%
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,000,000	5.500	01/01/29	2,051,280
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	490,804
Chicago Illinois Sales Tax RB Series 2011 A (AAA/A3)
2,000,000	5.000	01/01/41	2,009,140
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	375,217
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (A-/NR)
400,000	5.050	08/01/29	406,288
Illinois GO Bonds Series 2003 (NATL-RE) (A/A3)
975,000	5.000	06/01/19	978,032
Illinois GO Bonds Series 2012 A (A-/A3)
2,500,000	4.000	01/01/26	2,320,400
Illinois GO Bonds Series 2013 (A-/A3)
5,120,000	5.500	07/01/38	5,226,240
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,337,178
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,259,264
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,236,128
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,220,843
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA-/NR)(e)
6,450,000	0.000	12/01/25	3,629,286

			28,540,100

Indiana – 1.3%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/A3)
2,000,000	5.250	08/01/36	2,012,800
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
1,000,000	5.000	07/01/48	873,260

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
$205,000	25.048%	11/01/27	$ 333,717
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	693,440
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (A/Baa1)
650,000	5.850	04/01/19	714,955
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,453,032

			6,081,204

Iowa – 0.3%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
1,325,000	5.250	06/01/22	1,287,251

Kentucky – 0.9%
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(h)
3,750,000	6.125	02/01/18	4,516,163

Louisiana – 1.4%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	688,304
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,618,215
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/A2)
1,230,000	5.250	08/01/28	1,347,809
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/A3)
1,350,000	6.000	01/01/23	1,494,720
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (BBB+/Baa1)
500,000	5.000	04/01/30	491,235

			6,640,283

Maryland – 1.3%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,031,000	6.500	07/01/31	1,042,279
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
235,000	5.600	07/01/20	235,037
555,000	5.700	07/01/29	547,702
Maryland State Health & Higher Educational Facilities Authority RB Refunding for MedStar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	509,650
750,000	5.500	08/15/33	762,060

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
$1,025,000	5.375%	12/01/14	$ 1,043,727
500,000	5.625	12/01/16	520,925
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,669,395

			6,330,775

Massachusetts – 2.1%
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,481,350
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,520,000	6.350	01/01/30	1,580,526
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,078,510

			10,140,386

Michigan – 0.9%
Michigan Finance Authority RB for Rol Railroad II Series 2012 R-14017 (AAA/NR)(b)(c)
2,780,000	13.780	01/01/18	4,170,361

Minnesota – 1.0%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,669,905
St. Paul Minnesota Housing & Redevelopment Authority RB for HealthPartners Obligated Group Project Series 2006 (A/A2)
2,900,000	5.250	05/15/36	2,945,124

			4,615,029

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,166,219

Missouri – 0.3%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	272,414
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,069,160

			1,341,574

Nevada – 0.4%
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
590,000	4.850	12/01/15	596,814
1,310,000	5.100	12/01/22	1,274,329

			1,871,143

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Hampshire – 0.3%
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)
$1,250,000	5.200%	05/01/27	$ 1,313,800

New Jersey – 7.1%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA-/A1)
325,000	6.000	12/15/18(h)	398,054
675,000	6.000	12/15/34	741,953
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
360,000	5.000	09/01/34	365,641
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,296,760
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	603,060
175,000	5.500	07/01/30	175,962
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,516,775
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/A2)
3,000,000	6.125	06/01/30	3,125,730
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa2)
425,000	6.150	10/01/23	449,684
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (A+/A3)(d)
6,275,000	0.105	01/01/30	5,642,790
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,880,885
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
5,260,000	5.500	06/15/41	5,511,428
Rutgers State University RB Refunding Series 2013 J (AA-/Aa3)
5,000,000	5.000	05/01/32	5,341,350
Rutgers State University RB Refunding Series 2013 L (AA-/Aa3)
2,500,000	5.000	05/01/43	2,574,950
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(e)
11,250,000	0.000	06/01/41	470,813

			34,095,835

New Mexico – 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa3)
2,500,000	5.900	06/01/40	2,558,625
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,056,160

			3,614,785

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – 3.5%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA-/Aa3)
$6,500,000	5.750%	05/01/26	$ 7,285,980
4,500,000	5.750	05/01/29	4,928,850
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	440,612
New York State Energy Research & Development Authority RB for Consolidated Edison Company Subseries 2004 B1-1 (XLCA) (A-/A3)(d)
5,000,000	0.105	05/01/32	4,470,493

			17,125,935

North Carolina – 1.7%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,105,080
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/A3)
430,000	6.000	01/01/19	469,912
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/Aa3)(d)
6,025,000	0.105	10/01/22	5,450,496

			8,025,488

Ohio – 0.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	362,903

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB+/NR)
240,000	5.000	12/01/27	222,698
140,000	5.125	12/01/36	124,053

			346,751

Oregon – 0.8%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)
1,500,000	8.250	01/01/38	1,779,630
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,272,320

			4,051,950

Pennsylvania – 1.4%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa1)
2,000,000	7.500	09/01/26	2,302,240
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,553,225
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)
1,720,000	5.500	12/01/29	1,882,041

			6,737,506

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba1)(f)
$3,635,000	6.125%	07/01/24	$ 2,636,393
2,000,000	6.000	07/01/38	1,364,040
2,500,000	6.000	07/01/44	1,690,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
1,050,000	5.750	07/01/37	706,030
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/Baa3)
3,000,000	6.500	07/01/37	2,096,490
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (A/Baa1)
2,000,000	6.000	07/01/27	1,840,260
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Ba1)
900,000	5.250	07/01/18	750,717
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA-/A2)(d)
2,700,000	0.686	07/01/29	1,664,307
Puerto Rico Electric Power Authority RB Series 2013 A (BBB/Baa3)
3,000,000	6.750	07/01/36	2,158,200
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)
2,500,000	6.000	08/01/39	1,891,525
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(f)
13,000,000	0.000	08/01/32	9,178,780
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (A+/A3)
2,750,000	6.500	08/01/44	2,178,028

			28,154,820

South Carolina – 1.0%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,584,075
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,434,000

			5,018,075

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	515,600
300,000	5.250	07/01/38	305,025

			820,625

Tennessee – 1.5%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,801,288
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,654,559

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
$1,000,000	4.850%	06/01/25	$ 1,003,690
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,027,046

			7,486,583

Texas – 13.6%
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,799,227
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	700,707
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,729,200
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(d)
4,300,000	0.338	07/01/32	3,832,383
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,017,340
Lower Colorado River Authority RB Series 2008 (NR/A1)
440,000	5.750	05/15/37	452,232
Lower Colorado River Authority RB Series 2008 (NR/A1)(h)
4,460,000	5.750	05/15/15	4,793,697
Lower Colorado River Authority RB Series 2008 (NR/NR)(h)
100,000	5.750	05/15/15	107,410
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,424,345
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (A/Baa1)(d)
2,500,000	5.200	05/01/30	2,584,725
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	150,967
235,000	5.625	02/15/35	231,419
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(f)
1,000,000	0.000	09/01/43	644,150
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,907,625
1,100,000	6.250	01/01/39	1,209,307
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,061,420
1,000,000	6.000	09/01/41	1,097,490
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)
6,000,000	0.000	01/01/43	6,382,980

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
$5,000,000	5.750%	01/01/40	$ 5,229,400
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,531,399
1,000,000	5.500	02/01/29	1,072,950
1,670,000	5.500	02/01/31	1,786,249
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (MUN GOVT GTD) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,257,940
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,998,195
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,824,966
1,900,000	5.250	02/01/27	2,014,247
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	373,728
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,415,620

			65,631,318

Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,605,325

Virginia – 0.4%
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	722,040
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,129,430

			1,851,470

Washington – 2.3%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(c)
700,000	13.898	12/14/17	1,009,876
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(c)
730,000	13.904	12/14/17	1,044,002
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa1)
2,000,000	5.000	12/01/30	2,024,980
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,712,100
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	264,962

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
$250,000	6.000%	08/15/39	$ 264,963
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	552,620
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,039,480

			10,912,983

West Virginia – 0.6%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,050,540
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,030,040

			3,080,580

Wisconsin – 0.4%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	376,586
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	93,972
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,704,798

			2,175,356

TOTAL INVESTMENTS – 98.7%			$ 477,223,703

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			6,311,390

NET ASSETS – 100.0%			$ 483,535,093

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,015,126, which represents approximately 2.7% of net assets as of December 31, 2013.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Zero coupon bond until next reset date.

(g)	Security is currently in default.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
CAL MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	1.370%	$(45,742)	$22,275
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	1.370	(45,743)	22,275
Morgan Stanley & Co. International PLC	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	1.370	(38,677)	15,210

TOTAL						$(130,162)	$59,760

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$467,894,599

Gross unrealized gain	27,056,368
Gross unrealized loss	(17,727,264)

Net unrealized security gain	$9,329,104

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 97.3%
Alabama – 1.2%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,727,005
1,500,000	5.000	06/01/18	1,696,155
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa3)
11,400,000	4.000	03/01/17	12,447,546
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
6,875,000	12.172	11/03/16	9,311,638
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	5,729,650
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/16	1,059,960
1,750,000	5.000	10/01/17	1,874,040
1,875,000	5.000	10/01/18	2,019,581
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
2,795,000	3.500	08/15/14	2,826,136
3,300,000	4.000	08/15/15	3,416,127
3,850,000	3.000	08/15/16	3,950,293

			47,058,131

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa3)
825,000	3.000	06/30/15	858,000
1,465,000	3.000	06/30/16	1,552,944
340,000	4.000	06/30/17	375,530
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
6,130,000	4.625	06/01/23	5,559,052

			8,345,526

Arizona – 2.8%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
30,300,000	0.976	01/01/37	23,044,665
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,005,070
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(a)
5,000,000	1.910	02/05/20	4,911,350
Arizona Sports & Tourism Authority RB Refunding for Professional Baseball Training Facilities Project Series 2013 (BBB+/A3)
1,000,000	5.000	07/01/15	1,057,790
1,000,000	5.000	07/01/16	1,087,140
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,644,250
7,235,000	4.000	07/01/16	7,850,626
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,000,000	4.000	07/01/15	1,052,820
1,000,000	4.000	07/01/16	1,079,390
1,500,000	5.000	07/01/17	1,696,785

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB/Baa3)(a)
$5,000,000	4.000%	06/01/15	$ 5,115,200
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/Baa1)(a)
6,500,000	1.750	05/30/18	6,377,930
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (A-/Baa1)(a)
4,500,000	6.000	05/01/14	4,574,880
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (A-/Baa1)(a)
1,000,000	6.000	05/01/14	1,016,640
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
1,000,000	4.000	07/01/16	1,084,830
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,294,579
10,010,000	3.000	07/01/19	10,635,725
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)
3,800,000	5.000	07/01/17	4,153,818
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 A (NR/Baa1)(a)
2,000,000	1.250	05/30/14	2,004,460
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (A-/Baa1)(a)
3,000,000	5.500	06/01/14	3,057,930
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,337,958
1,405,000	1.750	07/01/17	1,433,788
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	3,993,444
Yavapai County Industrial Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (A-/NR)(a)
5,000,000	2.125	06/01/18	4,857,000

			112,368,068

Arkansas – 0.5%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA-/NR)
1,550,000	2.000	01/01/14	1,550,000
1,985,000	2.000	01/01/15	2,007,569
1,720,000	2.000	01/01/16	1,747,262
2,065,000	2.000	01/01/17	2,095,645
1,885,000	3.000	01/01/18	1,968,675
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A-/A3)
3,000,000	1.550	10/01/17	3,002,160

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arkansas – (continued)
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
$1,440,000	5.000%	02/01/17	$ 1,601,611
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
660,000	2.000	11/01/14	668,468
760,000	2.000	11/01/15	779,783
845,000	2.000	11/01/16	870,096
1,915,000	2.000	11/01/17	1,966,954
1,465,000	2.000	11/01/18	1,484,558
720,000	2.000	11/01/19	714,895

			20,457,676

California – 11.0%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A+/A1)
3,000,000	5.000	08/01/16	3,299,610
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/A2)
50,000	5.000	02/01/24	51,935
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	0.960	05/01/23	9,927,000
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(a)
7,000,000	0.960	05/01/23	6,948,900
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	1.310	04/01/27	14,968,800
Bay Area Toll Authority Toll Bridge RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(a)
26,050,000	1.450	08/01/17	26,167,225
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (A+/Aa3)(e)
1,735,000	0.000	08/01/17	1,627,829
1,510,000	0.000	08/01/18	1,363,606
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
500,000	2.250	09/01/14	501,870
465,000	3.000	09/01/15	470,998
650,000	3.000	09/01/16	657,781
735,000	3.000	09/01/17	742,093
1,000,000	3.250	09/01/18	1,008,160
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Baa3)
25,000	4.300	09/01/16	25,687
Burbank Public Financing Authority RB for Golden State Series 2003 A (AMBAC) (A/WR)
985,000	5.250	12/01/18	986,852
230,000	5.250	12/01/19	230,407
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(d)
7,500,000	0.105	07/01/23	6,868,242
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A3)(d)
2,500,000	5.000	07/01/14	2,558,275

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(a)
$8,000,000	1.860%	07/01/17	$ 8,068,400
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA/Aa3)(a)
5,000,000	1.450	03/15/17	5,070,500
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(a)
5,000,000	5.000	10/16/14	5,164,050
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Series 2012 B-2 (AAA/Aaa)(a)
14,250,000	0.360	04/01/15	14,261,970
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 A (BBB-/NR)(a)
5,000,000	2.160	11/01/16	5,000,800
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
1,700,000	5.000	11/01/16	1,830,832
3,480,000	5.000	11/01/17	3,779,036
California Municipal Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 A (A-/NR)(a)
3,500,000	0.700	02/03/14	3,500,805
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
8,000,000	5.000	05/01/14	8,127,120
15,585,000	4.000	05/01/16	16,886,503
California State Economic Recovery GO Bonds Series 2004 A (AA/Aa2)
1,040,000	5.250	07/01/14	1,066,104
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(f)
255,000	5.250	07/01/14	261,278
California State Economic Recovery GO Bonds Series 2004 A (NATL-RE FGIC) (AA/Aa2)
2,650,000	5.250	07/01/14	2,716,515
California State GO Bonds Refunding Series 2005 (A/A1)
3,000,000	5.000	05/01/14	3,047,970
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (A-/A2)
4,185,000	5.250	06/01/14	4,269,328
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (A-/A2)
11,685,000	2.000	12/01/14	11,871,376
California State Various Purpose GO Bonds Refunding Series 2012 (A/A1)
1,150,000	2.000	09/01/16	1,194,919
2,055,000	5.000	09/01/19	2,406,179
California State Various Purpose GO Bonds Series 2006 (A/A1)
2,500,000	5.000	03/01/14	2,520,125
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,057,200
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	2.000	09/02/14	397,928
250,000	2.000	09/02/15	245,867
400,000	3.000	09/02/17	394,396

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (A/Baa1)
$275,000	5.500%	10/01/15	$ 286,674
Cerritos Public Financing Authority Tax Allocation Redevelopment Projects Series 2002 A (AMBAC) (A-/WR)
1,275,000	5.000	11/01/14	1,316,922
Charter Oak Unified School District GO BANS Series 2012 (SP-1+/NR)
4,625,000	5.000	10/01/15	4,942,414
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (A/Baa1)
235,000	5.000	08/01/18	235,007
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)(a)
11,000,000	0.483	12/15/15	10,995,270
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (A/Baa1)
500,000	5.000	09/01/16	512,910
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (BBB+/NR)
500,000	2.000	09/01/14	499,545
500,000	3.000	09/01/16	502,145
275,000	4.000	09/01/18	283,470
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(e)
13,300,000	0.000	09/01/15	12,912,039
Emeryville Public Financing Authority Redevelopment Series 2001 A (NATL-RE) (A/Baa1)
150,000	4.800	09/01/15	150,151
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
250,000	5.000	08/15/14	253,895
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
880,000	5.500	10/01/17	880,634
Fullerton City Public Financing Authority Tax Allocation RB Series 2005 (AMBAC) (A/WR)
325,000	4.500	09/01/14	331,175
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB/Baa1)
4,900,000	5.000	06/01/17	5,355,749
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
16,365,000	4.500	06/01/27	13,749,709
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (A-/A2)
550,000	5.000	06/01/14	558,519
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A-/A2)
4,225,000	3.000	06/01/17	4,450,277

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
$1,215,000	4.000%	09/02/17	$ 1,309,588
1,250,000	4.000	09/02/18	1,351,900
1,900,000	4.000	09/02/19	2,033,836
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB-/NR)
700,000	2.000	09/02/14	704,928
480,000	2.000	09/02/15	484,301
625,000	2.000	09/02/17	619,756
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
300,000	3.000	09/02/14	303,729
300,000	3.000	09/02/15	307,974
500,000	3.000	09/02/16	516,075
400,000	3.250	09/02/17	412,860
750,000	3.625	09/02/18	774,112
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
635,000	3.000	09/02/15	637,845
1,285,000	3.000	09/02/16	1,286,272
1,325,000	3.000	09/02/17	1,315,897
600,000	3.000	09/02/18	595,086
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
3,180,000	2.000	09/01/14	3,185,120
1,370,000	2.000	09/01/15	1,360,054
Lammersville Joint Unified School District Special Tax for Community Facilities District No. 2002 Series 2013 (NR/NR)
680,000	2.000	09/01/14	682,285
750,000	2.000	09/01/15	750,112
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (ETM) (SP-1+/Aa2)(e)(f)
1,750,000	0.000	09/01/16	1,724,222
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,362,582
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (A/Baa1)
540,000	5.500	07/01/17	566,471
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,500,700
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/A1)
1,500,000	5.000	08/01/18	1,725,990
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,735,000	3.000	07/01/14	3,787,215
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	2,002,774
Lynwood Unified School District GO BANS Series 2013 (SP-1/MIG1)(e)
3,000,000	0.000	08/01/14	2,982,660

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA-/A2)
$335,000	3.000%	09/01/14	$ 340,162
365,000	3.000	09/01/15	377,118
410,000	3.000	09/01/16	426,913
275,000	4.000	09/01/17	296,090
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(a)
24,640,000	0.410	05/01/15	24,605,750
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-2 (AAA/Aa1)(a)
3,940,000	0.410	05/01/15	3,934,523
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 Series 2003 (NATL-RE) (A/Baa1)
1,300,000	5.250	09/01/17	1,302,951
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,230,000	3.000	09/01/14	1,247,983
1,000,000	3.000	09/01/16	1,038,060
1,895,000	4.000	09/01/17	2,029,204
3,080,000	4.000	09/01/19	3,245,519
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,137,070
Monterey Peninsula Unified School District GO BANS Series 2012 (NR/MIG1)
4,250,000	2.500	11/01/15	4,413,965
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
125,000	4.000	08/01/14	126,994
570,000	4.000	08/01/15	592,743
300,000	4.000	08/01/16	316,884
225,000	4.000	08/01/17	239,625
350,000	5.000	08/01/18	387,716
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,116,698
1,000,000	5.000	09/01/19	1,081,080
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/A2)
590,000	3.000	09/01/14	597,634
620,000	3.000	09/01/15	642,252
890,000	3.000	09/01/16	934,936
Natomas Unified School District GO Bonds Refunding Series 2013 (AA/A2)
410,000	3.000	09/01/18	428,712
730,000	4.000	09/01/20	781,502
650,000	4.000	09/01/21	685,516
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A2)
1,235,000	4.000	08/01/14	1,261,194
1,705,000	3.000	08/01/15	1,774,837
Oakland Redevelopment Agency Senior Tax Allocation Refunding for Central District Redevelopment Series 1992 (AMBAC) (NR/WR)
115,000	5.500	02/01/14	115,397
Ontario Redevelopment Financing Authority RB for Center City and Cimarron Redevelopment Project No. 1 Series 2002 (NATL-RE) (A/Baa1)
500,000	5.250	08/01/14	501,120

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA-/A2)
$120,000	5.000%	09/01/16	$ 130,585
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (A/Baa1)
700,000	5.250	04/01/20	723,954
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (A/Baa1)
100,000	5.000	04/01/16	105,624
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/Baa1)
100,000	5.000	10/01/20	103,749
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	388,500
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,079
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 1999 (AMBAC) (BBB+/WR)
240,000	5.600	08/01/14	240,720
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 2003 A (NATL-RE) (A/Baa1)
500,000	5.000	08/01/16	500,645
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (A/A3)
400,000	5.000	11/01/15	432,476
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (A/Baa1)
1,845,000	5.250	06/15/18	1,848,007
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (A+/Baa1)
150,000	5.500	09/01/17	159,614
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	260,643
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,906,773
Sacramento County Regional Transit District Farebox RB Series 2012 (A-/A2)
500,000	3.000	03/01/14	502,165
1,000,000	3.000	03/01/15	1,030,090
500,000	4.000	03/01/16	529,550
530,000	4.000	03/01/17	570,476
250,000	5.000	03/01/18	281,012
730,000	5.000	03/01/19	824,477
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
32,720,000	0.690	12/01/35	24,722,250

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
$465,000	3.000%	09/01/14	$ 469,115
715,000	3.000	09/01/15	732,789
1,470,000	3.000	09/01/16	1,517,025
1,515,000	3.000	09/01/17	1,559,981
1,310,000	3.000	09/01/18	1,332,794
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
300,000	3.000	08/01/15	310,998
800,000	5.000	08/01/18	912,000
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA-/A2)
150,000	5.000	08/01/19	171,423
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Baa3)
1,450,000	5.250	09/01/21	1,511,814
665,000	5.250	09/01/23	688,913
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Baa3)
115,000	5.250	09/01/15	117,659
150,000	5.250	09/01/16	153,289
300,000	5.000	09/01/17	305,919
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/A1)
4,455,000	5.000	05/01/17	5,041,590
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	3,090,065
San Francisco City & County Public Utilities Commission RB Refunding Series 2013 A (AA-/Aa3)
4,650,000	3.000	10/01/16	4,982,615
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
200,000	5.000	08/01/14	202,646
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (A/Baa1)
250,000	5.250	08/01/17	250,203
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (A/Baa1)
1,150,000	5.000	08/01/14	1,169,090
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	162,165
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
620,000	4.500	03/01/14	624,191
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (ETM) (NR/NR)(f)
2,380,000	4.500	03/01/14	2,396,065

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
$1,050,000	1.500%	09/01/14	$ 1,051,900
930,000	1.750	09/01/15	931,051
620,000	2.000	09/01/16	617,446
1,260,000	2.250	09/01/17	1,239,815
1,000,000	4.000	09/01/19	1,023,860
San Mateo Union High School District GO BANS Series 2012 (SP-1+/NR)(e)(f)
5,000,000	0.000	02/15/15	4,977,900
San Mateo Union High School District GO Bonds Anticipation Notes Series 2011 (SP-1+/NR)(e)(f)
4,500,000	0.000	02/15/15	4,480,110
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(e)
2,000,000	0.000	07/01/18	1,829,700
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (A/Baa1)
600,000	5.250	09/01/18	601,302
Stockton Public Financing Authority Special Assessment Refunding for Districts Subordinated Lien Series 2005 B (NR/NR)
65,000	4.375	09/02/14	65,116
Stockton Unified School District GO Bonds Refunding Series 2012 (A/A2)
1,000,000	3.000	07/01/15	1,026,580
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/A2)
400,000	4.000	07/01/17	433,352
1,090,000	5.000	07/01/19	1,228,485
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
585,000	2.000	09/01/14	586,393
830,000	2.000	09/01/15	828,514
825,000	3.000	09/01/16	836,253
600,000	3.000	09/01/17	604,542
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,260,000	4.750	06/01/23	1,153,089
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (A/A1)(c)
2,000,000	0.000	08/01/16	1,943,240
University of California Regents Medical Center Pooled RB Refunding Series 2007 C (NATL-RE) (AA-/Aa2)(d)
3,500,000	0.771	05/15/30	2,833,740
Upland Community Redevelopment Agency Tax Allocation Refunding Series 2013 (AGM) (AA-/A2)
1,805,000	2.000	09/01/15	1,844,277
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	282,161
525,000	4.000	09/01/17	564,874

			439,072,906

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – 0.4%
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
$2,240,000	4.000%	12/01/15	$ 2,394,247
4,030,000	4.000	12/01/16	4,416,235
Jefferson County School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,405,000	2.000	12/15/14	1,429,124
1,750,000	3.000	12/15/16	1,868,912
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,038,630
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)(b)
2,000,000	2.000	12/01/14	2,009,280
1,935,000	4.000	12/01/15	1,983,839
1,000,000	4.000	12/01/16	1,029,830

			16,170,097

Connecticut – 1.7%
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	5,907,983
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(d)
4,500,000	0.200	03/01/15	4,496,220
2,000,000	0.290	03/01/16	1,991,040
3,000,000	0.400	03/01/17	2,980,200
2,000,000	0.480	03/01/18	1,963,580
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA-/A2)
1,000,000	4.000	07/01/14	1,014,760
1,695,000	4.000	07/01/15	1,761,885
1,830,000	4.000	07/01/16	1,960,735
1,000,000	2.000	07/01/17	1,004,700
1,260,000	4.000	07/01/18	1,350,241
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(a)
19,345,000	5.000	02/12/15	20,353,648
New Haven GO Bonds Refunding Series 2012 A (BBB+/A3)
4,090,000	5.000	11/01/16	4,495,565
Town of Hamden GO Refunding Bonds Series 2013 (A/A3)
1,685,000	5.000	08/15/18	1,870,653
2,000,000	5.000	08/15/19	2,215,100
Trumbull GO Bonds Series 2012 (AA/Aa2)
1,070,000	2.000	09/01/14	1,083,214
820,000	2.000	09/01/15	843,354
1,070,000	2.000	09/01/16	1,105,749
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
2,415,000	5.000	02/15/15	2,543,671
4,730,000	4.000	02/15/16	5,058,120
West Haven GO Refunding Bonds Series 2012 (AGM) (AA-/A2)
555,000	3.000	08/01/15	567,493
2,000,000	4.000	08/01/17	2,158,280
2,100,000	4.000	08/01/18	2,272,305
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	505,595

			69,504,091

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Delaware – 0.4%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
$1,215,000	4.000%	07/01/15	$ 1,264,778
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	924,097
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,587,670
University of Delaware RB Series 2013 A (AA+/Aa1)
2,945,000	3.000	11/01/15	3,088,716
3,025,000	3.000	11/01/16	3,217,148
4,265,000	3.000	11/01/17	4,575,535

			14,657,944

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA-/Aa2)(f)
3,000,000	5.000	06/01/15	3,198,090

Florida – 6.2%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
250,000	2.000	11/15/14	249,997
350,000	3.000	11/15/15	352,202
300,000	3.000	11/15/16	301,137
970,000	4.000	11/15/18	990,157
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
175,000	2.125	11/01/14	175,418
175,000	2.250	11/01/15	175,276
180,000	2.500	11/01/16	180,142
185,000	2.750	11/01/17	185,598
190,000	3.000	11/01/18	189,742
195,000	3.250	11/01/19	194,789
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
6,160,000	5.000	03/01/17	6,861,686
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A2)
27,000,000	5.000	06/01/16	29,577,690
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	7,645,350
2,800,000	5.000	06/01/15	2,971,024
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
885,000	5.000	05/01/15	923,798
615,000	5.000	05/01/17	669,237
1,375,000	5.000	05/01/18	1,510,190
1,890,000	5.000	05/01/19	2,083,385
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	245,610
500,000	2.125	05/01/17	488,275
250,000	2.400	05/01/18	240,127
250,000	2.700	05/01/19	239,305
250,000	3.000	05/01/20	235,085
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
2,240,000	5.000	08/15/14	2,286,301
2,365,000	5.000	08/15/15	2,479,395

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
$355,000	1.800%	05/01/16	$ 351,801
360,000	2.100	05/01/17	355,547
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
100,000	3.000	04/01/14	100,529
150,000	4.000	04/01/15	155,587
825,000	3.000	04/01/17	858,091
500,000	5.000	04/01/18	556,315
500,000	5.000	04/01/19	557,590
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
20,550,000	5.000	07/01/15	21,933,426
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
29,420,000	5.000	06/01/15	31,391,434
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,985,000	5.000	10/01/14	3,087,863
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
250,000	4.000	10/01/14	256,853
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
890,000	5.000	10/01/14	921,008
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
290,000	3.000	10/01/14	295,687
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(d)
675,000	0.105	10/01/21	628,350
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(d)
5,325,000	0.138	10/01/21	4,956,982
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(d)
100,000	0.138	10/01/21	93,089
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
855,000	5.000	06/01/14	868,911
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
1,000,000	5.000	11/15/15	1,080,020
Island at Doral Community Development District Special Assessment Refunding Series 2013 (A-/NR)
350,000	1.125	05/01/14	348,169
345,000	1.750	05/01/15	339,677
Jacksonville Florida Special RB Series 2010 B-1 (ETM) (AA-/Aa2)(f)
4,415,000	5.000	10/01/14	4,572,483
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)(f)
2,000,000	5.000	04/01/14	2,022,880
Lake County School Board COPS for Master Lease Program Series 2012 A (A/NR)
955,000	5.000	06/01/14	971,674

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
$5,020,000	5.000%	11/15/16	$ 5,557,341
6,315,000	5.000	11/15/17	7,117,699
6,250,000	5.000	11/15/18	7,003,000
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,281,976
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB+/NR)
250,000	2.900	05/01/14	250,275
255,000	3.100	05/01/15	255,750
265,000	3.400	05/01/16	265,991
275,000	3.600	05/01/17	276,359
285,000	3.800	05/01/18	286,003
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa2)
1,750,000	4.000	11/15/17	1,875,265
2,220,000	4.000	11/15/18	2,365,121
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
2,150,000	3.000	03/01/16	2,217,123
2,210,000	4.000	03/01/17	2,359,020
2,300,000	4.000	03/01/18	2,463,392
2,390,000	5.000	03/01/19	2,711,742
2,510,000	5.000	03/01/20	2,833,639
2,635,000	5.000	03/01/21	2,943,111
2,770,000	5.000	03/01/22	3,064,451
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/A2)
830,000	5.000	02/01/17	893,736
Miami-Dade County School Board COPS Series 2011 B (A/A1)(a)
3,000,000	5.000	05/01/16	3,283,860
Miami-Dade County School Board COPS Series 2012 A (A/A1)(a)
7,595,000	5.000	08/01/16	8,306,272
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
1,675,000	3.000	10/01/14	1,707,093
500,000	4.000	10/01/15	529,940
Miami-Dade School Board COPS Series 2011 A (A/A1)(a)
1,110,000	5.000	05/01/14	1,125,984
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
300,000	3.000	04/01/14	301,365
580,000	5.000	04/01/15	604,099
1,130,000	4.000	04/01/16	1,183,460
1,180,000	5.000	04/01/17	1,289,197
1,245,000	5.000	04/01/18	1,373,011
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,495,000	5.000	06/01/14	2,541,432
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,070,550
500,000	4.000	06/01/17	542,875

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
$350,000	4.000%	11/01/14	$ 357,238
400,000	4.000	11/01/15	415,676
370,000	4.000	11/01/16	389,973
720,000	4.000	11/01/17	765,576
630,000	4.000	11/01/18	670,572
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA-/Aa3)
2,085,000	5.000	08/01/17	2,222,985
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(a)
3,650,000	5.000	08/01/16	4,029,418
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
125,000	1.250	05/01/14	125,031
125,000	1.750	05/01/15	125,064
135,000	2.000	05/01/16	134,816
130,000	2.125	05/01/17	129,008
135,000	2.250	05/01/18	131,370
140,000	2.875	05/01/19	133,577
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,024,990
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
205,000	1.375	05/01/14	204,916
210,000	1.750	05/01/15	209,290
215,000	2.000	05/01/16	213,452
220,000	2.250	05/01/17	217,769
225,000	2.625	05/01/18	221,690
230,000	3.000	05/01/19	225,221
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa3)
1,400,000	3.000	07/01/14	1,418,074
1,400,000	3.000	07/01/15	1,451,758
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	13,771,519
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
290,000	3.000	05/01/14	290,522
295,000	3.250	05/01/15	296,513
305,000	3.500	05/01/16	307,300
320,000	3.750	05/01/17	324,381
330,000	4.000	05/01/18	336,415
345,000	4.125	05/01/19	350,837
375,000	4.375	05/01/21	374,629
390,000	4.500	05/01/22	388,105
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
100,000	1.500	05/01/14	99,900
105,000	1.875	05/01/15	104,389
105,000	2.125	05/01/16	104,046
110,000	2.250	05/01/17	108,505
110,000	2.500	05/01/18	107,873
115,000	2.875	05/01/19	111,590

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
$400,000	3.000%	09/01/15	$ 412,276
560,000	3.000	09/01/16	584,741
425,000	4.000	09/01/17	460,258
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
95,000	2.125	05/01/14	95,050
100,000	2.250	05/01/15	99,961
105,000	2.500	05/01/16	104,787
105,000	2.750	05/01/17	104,898
110,000	3.000	05/01/18	109,424
110,000	3.250	05/01/19	109,253
115,000	3.500	05/01/20	113,137
115,000	3.750	05/01/21	111,904
125,000	3.875	05/01/22	120,971
125,000	4.000	05/01/23	121,019
135,000	4.125	05/01/24	130,742
140,000	4.150	05/01/25	135,081
145,000	4.250	05/01/26	140,260
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
210,000	1.250	05/01/14	210,031
215,000	1.750	05/01/15	215,054
220,000	2.000	05/01/16	219,701
225,000	2.125	05/01/17	223,389
230,000	2.500	05/01/18	224,011
235,000	2.875	05/01/19	225,066
240,000	3.000	05/01/20	225,449
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
535,000	3.000	05/01/14	537,729
540,000	3.000	05/01/15	548,402
560,000	3.000	05/01/16	572,107
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
85,000	1.250	05/01/14	84,998
85,000	1.750	05/01/15	84,680
90,000	2.000	05/01/16	89,231
90,000	2.125	05/01/17	88,930
95,000	2.250	05/01/18	93,342
95,000	2.875	05/01/19	92,815

			246,617,699

Georgia – 2.7%
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A1)(a)
6,000,000	1.250	05/01/15	6,040,080
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA/Aa2)
1,530,000	4.000	07/01/16	1,643,602
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
825,000	3.000	04/01/15	847,894
1,045,000	4.000	04/01/16	1,114,858
790,000	4.000	04/01/17	856,842
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,000,000	4.500	07/01/14	1,021,490

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
$2,850,000	5.000%	11/01/14	$ 2,963,800
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,801,816
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	202,662
1,500,000	5.000	10/01/16	1,675,785
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,367,792
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,291,291
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,095,153
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,647,678
2,500,000	4.000	12/01/15	2,630,875
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,479,550
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,194,463
11,495,000	4.000	09/01/17	12,819,454
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	17,874,830
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
4,000,000	2.000	12/01/15	4,126,360
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,419,325
4,215,000	5.000	03/01/18	4,850,200
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	5.000	02/01/14	1,003,800
Municipal Electric Authority RB Subseries 2010 B (A/A2)
1,685,000	3.000	01/01/14	1,685,000
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,564,127
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,801,125
2,000,000	3.000	10/01/17	2,151,980
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,887,472

			109,059,304

Hawaii – 0.3%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,124,960
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	750,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Hawaii – (continued)
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)(f)
$3,600,000	5.000%	07/01/14	$ 3,683,916
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
2,400,000	2.000	07/01/17	2,488,104

			11,046,980

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,070,110
2,085,000	4.000	08/01/18	2,324,546
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	2,029,619

			5,424,275

Illinois – 7.9%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (A+/A3)(e)
8,890,000	0.000	12/01/16	8,248,320
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (A+/A3)(e)
2,500,000	0.000	12/01/15	2,392,650
8,435,000	0.000	12/01/16	7,826,162
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/A3)(e)
2,000,000	0.000	01/01/14	2,000,000
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/A2)
5,000,000	5.000	01/01/15	5,208,600
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(f)
4,120,000	5.000	01/01/15	4,313,475
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA-/A2)
6,275,000	5.000	01/01/15	6,561,328
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A2)
1,000,000	5.000	03/01/15	1,047,260
Chicago Illinois Transit Authority RB Series 2008 (ASSURED GTY) (AA-/A2)
2,845,000	5.000	06/01/14	2,892,113
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/A2)
500,000	4.000	11/01/16	533,945
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/A1)
1,500,000	5.000	11/15/19	1,724,595
1,000,000	4.000	11/15/20	1,054,620
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,359,030
1,295,000	4.000	12/01/17	1,433,125
1,365,000	4.000	12/01/18	1,523,913

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
$1,365,000	2.000%	12/01/14	$ 1,386,471
1,440,000	2.000	12/01/15	1,480,190
1,650,000	3.000	12/01/17	1,759,874
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/01/09 Series 1998 (AA/Aa1)(a)
3,100,000	3.375	02/03/14	3,106,944
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(a)
2,000,000	1.875	02/12/15	2,030,800
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A/A1)(a)
2,250,000	2.125	07/01/14	2,266,402
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
5,000,000	5.000	05/15/14	5,060,750
4,400,000	5.250	05/15/15	4,590,564
Illinois Finance Authority RB Revolving Fund Master Trust Series 2004 (AAA/Aaa)(f)
4,665,000	5.250	09/01/14	4,913,365
Illinois GO Bonds Series 2005 (AGM) (AA-/A2)
1,095,000	4.250	09/01/18	1,131,759
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(a)
1,345,000	4.375	07/01/14	1,372,895
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,157,868
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,610,363
Illinois State GO Bonds First Series 2001 (AGM) (AA-/A2)
1,900,000	5.500	05/01/15	2,022,664
Illinois State GO Bonds Refunding Series 2006 (A-/A3)
7,750,000	5.000	01/01/15	8,085,187
Illinois State GO Bonds Refunding Series 2009 A (A-/A3)
16,000,000	4.000	09/01/20	16,423,840
Illinois State GO Bonds Refunding Series 2010 (A-/A3)
2,000,000	5.000	01/01/15	2,086,500
7,305,000	5.000	01/01/17	8,012,635
12,240,000	5.000	01/01/18	13,568,407
15,990,000	5.000	01/01/20	17,631,054
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/A2)
6,725,000	5.000	01/01/15	7,019,286
3,450,000	5.000	01/01/16	3,708,302
Illinois State GO Bonds Refunding Series 2012 (A-/A3)
5,400,000	5.000	08/01/15	5,749,542
6,250,000	5.000	08/01/16	6,834,313
7,265,000	5.000	08/01/19	8,061,171
Illinois State GO Bonds Series 2002 (NATL-RE) (A/A3)
2,710,000	5.500	08/01/15	2,906,610
Illinois State GO Bonds Series 2003 A (A-/A3)
7,525,000	5.000	10/01/16	7,552,316
Illinois State GO Bonds Series 2012 (A-/A3)
10,000,000	4.000	03/01/15	10,369,000
Illinois State GO Bonds Series 2012 A (A-/A3)
2,000,000	4.000	01/01/14	2,000,000
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	7,185,490

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
$7,500,000	5.000%	12/15/17	$ 8,365,125
11,980,000	5.000	06/15/18	13,269,767
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,350,740
2,690,000	3.000	02/01/18	2,826,087
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/Baa1)(e)
3,000,000	0.000	06/15/15	2,960,130
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	834,691
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,030,000	5.000	06/01/15	5,316,056
11,350,000	4.125	06/01/16	12,117,147
4,000,000	5.000	06/01/16	4,352,920
10,000,000	5.000	06/01/17	11,156,700
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	14,584,051
13,545,000	5.000	06/01/17	15,040,232
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (A/A3)
7,500,000	5.000	03/01/19	7,975,650

			315,352,994

Indiana – 0.8%
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/A3)
1,085,000	5.500	08/01/17	1,212,401
4,535,000	5.625	08/01/18	5,126,545
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	578,349
855,000	5.000	05/01/20	957,959
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (AA-/Aa3)
2,365,000	3.000	03/01/14	2,375,832
2,000,000	4.000	03/01/15	2,076,580
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(a)
4,575,000	1.600	02/01/17	4,653,599
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa3)(a)
2,500,000	1.700	09/01/14	2,522,975
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
850,000	25.048	11/01/27	1,383,706
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa2)(a)
2,950,000	1.500	08/01/14	2,972,626
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A-/NR)
800,000	5.000	03/01/18	894,824
500,000	5.000	03/01/19	553,180
650,000	5.000	03/01/20	713,323

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/A2)
$3,905,000	5.000%	10/01/15	$ 4,170,306
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(a)
2,500,000	6.250	06/02/14	2,552,725

			32,744,930

Iowa – 0.2%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A+/A2)
435,000	4.000	08/15/14	444,605
400,000	4.000	08/15/15	419,424
440,000	4.000	08/15/16	472,010
1,400,000	4.000	08/15/17	1,517,852
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	1.500	08/01/16	1,023,430
1,000,000	5.000	08/01/18	1,167,980
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,057,108
1,055,000	1.500	07/01/17	1,066,858
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	464,270

			7,633,537

Kansas – 1.2%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-2 (AAA/Aa1)(d)
10,000,000	0.290	09/01/14	10,014,800
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa1)(d)
9,000,000	0.360	09/01/15	8,977,410
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
225,000	5.000	11/15/14	233,998
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,023,310
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(a)
3,000,000	2.000	03/01/17	3,017,010
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,465,000	3.000	09/01/16	2,624,979
2,550,000	4.000	09/01/17	2,837,946
2,640,000	3.000	09/01/18	2,836,099
2,585,000	4.000	09/01/19	2,894,166
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,015,000	3.000	10/01/15	1,062,462
1,035,000	3.000	10/01/16	1,103,972
1,075,000	3.000	10/01/17	1,158,753
1,130,000	3.000	10/01/19	1,203,032
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,497,201

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kansas – (continued)
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
$1,300,000	3.000%	12/01/14	$ 1,332,760
2,000,000	4.000	12/01/15	2,125,700
1,400,000	5.000	12/01/16	1,563,226

			46,506,824

Kentucky – 1.6%
Kentucky Economic Development Finance Authority RB for Catholic Health Initiatives Series 2009 B (A+/A1)(a)
15,000,000	5.000	11/11/14	15,559,350
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	16,550,700
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,469,107
5,000,000	4.000	08/01/17	5,498,050
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A-/A2)(a)
10,000,000	1.150	06/01/17	9,940,300
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	2,935,490
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A2)(a)
10,500,000	1.650	04/03/17	10,606,155

			62,559,152

Louisiana – 1.5%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AAA/Aa2)
450,000	3.000	08/01/14	455,377
500,000	3.000	08/01/15	515,375
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A2)
400,000	2.000	07/15/14	403,364
270,000	3.000	07/15/14	273,707
400,000	2.000	07/15/15	407,568
585,000	3.000	07/15/15	604,919
350,000	2.000	07/15/16	358,176
1,830,000	3.000	07/15/16	1,918,224
375,000	2.000	07/15/17	381,934
1,200,000	4.000	07/15/17	1,304,352
680,000	2.000	07/15/18	683,230
1,040,000	4.000	07/15/18	1,134,734
1,000,000	5.000	07/15/19	1,137,660
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/A3)
205,000	2.750	11/01/14	208,647
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,642,723
1,015,000	3.000	02/01/17	1,072,733
1,565,000	3.000	02/01/18	1,656,693
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,955,000	5.000	06/01/16	3,224,732

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/A1)
$1,250,000	3.000%	12/01/16	$ 1,311,062
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(e)
1,500,000	0.000	10/01/15	1,471,455
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,361,288
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	8,703,090
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (BBB/A3)(a)
3,000,000	1.375	10/01/16	2,992,350
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (BBB/NR)(a)
4,845,000	2.100	10/01/14	4,885,553
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	540,405
2,825,000	5.000	10/01/17	3,097,048
New Orleans GO Bonds Refunding Series 2012 (BBB+/A3)
1,295,000	3.000	12/01/14	1,320,330
1,805,000	4.000	12/01/15	1,904,059
4,145,000	4.000	12/01/16	4,428,021
4,030,000	4.000	12/01/17	4,330,154
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	528,490
610,000	4.000	12/01/16	659,123
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,390,000	2.000	07/01/14	1,396,116
1,800,000	2.300	07/01/15	1,820,016
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	447,401

			58,580,109

Maine – 0.2%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (A-/NR)(a)
3,125,000	3.800	11/01/15	3,259,219
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,708,046
2,455,000	1.700	11/15/15	2,471,596

			8,438,861

Maryland – 2.3%
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,425,765

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
$1,650,000	4.000%	02/01/14	$ 1,655,313
2,500,000	4.000	02/01/16	2,688,750
9,000,000	5.000	02/01/17	10,185,120
Baltimore RB Refunding for Projects Series 2002 B (NATL-RE FGIC) (AA/Aa2)(d)
225,000	0.105	07/01/32	216,218
16,175,000	0.105	07/01/37	15,488,091
Baltimore RB Refunding for Wastewater Projects Subseries 2002 C (NATL-RE FGIC) (AA-/Aa3)(d)
11,150,000	0.090	07/01/37	10,572,681
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,469,259
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,392,682
3,055,000	4.000	11/01/18	3,433,637
Charles County Maryland GO Bonds Refunding Series 2011 (AA+/Aa1)
2,365,000	4.000	11/01/15	2,523,478
1,115,000	4.000	11/01/16	1,218,829
5,405,000	4.000	11/01/17	6,012,414
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AA+/Aaa)
1,170,000	2.250	07/01/16	1,219,807
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,449,015
3,445,000	4.000	08/15/16	3,724,321
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	4,762,890
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	6,021,907
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(a)
2,010,000	1.250	06/01/18	1,981,739
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
12,500,000	5.000	06/01/16	13,865,500

			93,307,416

Massachusetts – 1.8%
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A/A1)(a)
7,000,000	0.640	03/30/17	6,988,940
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A+/A3)
4,000,000	5.000	01/01/15	4,186,960
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A1)
4,000,000	2.875	10/01/14	4,076,240
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	426,432
300,000	5.000	07/01/16	330,720

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(f)
$5,000,000	5.000%	08/01/14	$ 5,133,600
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(f)
3,475,000	5.000	12/01/14	3,626,337
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
26,250,000	0.732	05/01/37	21,415,275
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(d)
7,000,000	0.490	01/01/18	6,975,430
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(d)
2,500,000	0.590	02/01/14	2,500,575
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(d)
6,000,000	0.420	02/01/17	5,972,580
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(d)
8,000,000	0.712	11/01/25	7,375,600
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(a)
2,825,000	1.700	11/01/16	2,877,460

			71,886,149

Michigan – 2.3%
Detroit Michigan Water Supply System RB Refunding Senior Lien Series 2003 C (NATL-RE) (A/Baa1)(d)
310,000	0.000	07/01/14	310,161
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (A/Baa1)
3,000,000	5.000	07/01/16	3,009,330
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (BB-/B1)
1,700,000	5.000	07/01/14	1,701,343
700,000	5.000	07/01/15	701,386
500,000	5.000	07/01/16	502,545
1,295,000	5.000	07/01/17	1,301,151
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB-/Baa3)
500,000	5.000	10/01/14	511,350
1,100,000	5.000	10/01/18	1,186,460
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,247,600
Michigan Finance Authority RB for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
11,135,000	5.000	07/01/15	11,914,784
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
750,000	4.000	06/01/14	760,043
1,375,000	4.000	06/01/17	1,445,235
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	10,311,030
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,086,280

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (A/Aa2)(f)
$7,845,000	5.000%	11/01/15	$ 8,516,532
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,324,774
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa2)(a)
3,875,000	2.000	08/01/14	3,915,726
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(a)
3,000,000	2.000	05/30/18	3,084,300
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/A1)(a)
2,500,000	5.250	08/01/14	2,561,625
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	563,134
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	962,841
700,000	4.000	05/01/19	769,286
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,073,900
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,212,700
10,000,000	5.000	12/01/15	10,763,800
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,434,389
1,385,000	5.000	12/01/19	1,554,496
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,076,720

			90,802,921

Minnesota – 3.2%
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds for Minnesota School District Credit Enhancement Program Series 2012 A (SD CRED PROG) (AA+/NR)
3,630,000	3.000	02/01/15	3,739,372
3,445,000	4.000	02/01/16	3,685,013
3,575,000	4.000	02/01/17	3,907,225
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,198,168
2,595,000	1.500	06/01/17	2,626,166
3,190,000	1.500	06/01/18	3,200,878
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
23,000,000	2.000	03/01/15	23,477,250
47,100,000	1.000	03/01/16	47,317,602

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
$7,980,000	2.000%	12/01/17	$ 8,223,150
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa1)
3,520,000	2.000	02/01/14	3,524,858
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
600,000	5.000	04/01/14	606,852
500,000	5.000	04/01/18	566,055
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
6,855,000	4.000	06/01/14	6,950,833
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (ETM) (NR/NR)(f)
1,720,000	4.000	06/01/14	1,745,955
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
950,000	3.000	10/01/14	968,629
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	13,429,728
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,701,875
1,000,000	3.000	02/01/17	1,065,800

			129,935,409

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,840,501
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(f)
3,855,000	5.000	11/01/17	4,464,399

			8,304,900

Missouri – 1.1%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,214,510
2,075,000	4.000	09/01/19	2,300,407
Curators University of Missouri System Facilities RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,451,872
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
5,000,000	2.000	02/01/15	5,096,300
7,600,000	2.000	02/01/16	7,824,124
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
375,000	4.000	06/01/15	390,469
500,000	4.000	06/01/16	532,285
1,180,000	4.000	06/01/18	1,269,161
960,000	4.000	06/01/19	1,027,315
1,000,000	4.000	06/01/20	1,057,240

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)
Platte County Park Hill School District GO Bonds Refunding for Direct Deposit Program Series 2013 (ST AID DIR DEP) (AA+/Aa1)
$2,250,000	2.000%	03/01/16	$ 2,324,430
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	866,164
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/Baa1)(f)
5,980,000	5.000	04/01/15	6,331,863
2,595,000	5.250	04/01/15	2,755,708
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/A3)
2,000,000	5.000	07/01/14	2,046,400
1,000,000	5.000	07/01/15	1,066,920

			42,555,168

Montana – 0.2%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/Aa3)
1,600,000	2.000	06/01/17	1,653,392
2,000,000	3.000	06/01/17	2,133,480
1,750,000	3.000	06/01/18	1,869,140
800,000	4.000	06/01/18	888,504

			6,544,516

Nebraska – 0.2%
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
775,000	4.000	11/01/16	827,615
435,000	4.000	11/01/17	468,490
750,000	4.000	11/01/19	798,000
690,000	4.000	11/01/20	721,830
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
530,000	2.000	10/15/15	544,384
1,215,000	2.000	10/15/16	1,255,605
1,765,000	3.000	10/15/17	1,886,626
1,785,000	3.000	10/15/18	1,904,506
640,000	4.000	10/15/20	705,767

			9,112,823

Nevada – 1.1%
Clark County Airport RB Refunding Junior Lien Series 2013 C-1 (AMT) (A/A2)
12,000,000	2.500	07/01/15	12,304,320
Clark County GO Refunding Bonds Series 2006 (AGM) (AA/Aa1)
5,115,000	4.625	06/01/19	5,492,078
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
2,895,000	3.000	08/01/14	2,910,141
3,090,000	3.000	08/01/15	3,074,488
3,635,000	3.000	08/01/16	3,580,984
3,970,000	4.000	08/01/17	3,992,232
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,290,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
Clark County School District GO Bonds Refunding Series 2004 A (AGM) (AA-/A1)
$3,000,000	5.000%	06/15/16	$ 3,061,710
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,021,750
2,700,000	4.000	12/01/16	2,926,125
2,810,000	4.000	12/01/17	3,017,659
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
500,000	4.800	12/01/14	504,555

			45,176,082

New Hampshire – 1.3%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (A/A3)(d)
50,475,000	0.088	05/01/21	45,378,248
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (BBB+/Baa1)
500,000	4.000	07/01/14	506,495
400,000	4.000	07/01/15	414,580
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(a)
1,200,000	2.125	06/01/18	1,165,680
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	6,076,566

			53,541,569

New Jersey – 4.4%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
1,845,000	1.000	03/01/16	1,854,077
2,025,000	1.000	03/01/17	2,019,978
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,275,000	2.000	12/01/14	1,296,471
1,320,000	2.000	12/01/15	1,362,478
1,725,000	2.000	12/01/16	1,793,051
2,355,000	2.000	12/01/17	2,449,718
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,208,608
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,261,634
1,300,000	5.000	11/01/19	1,518,166
Garden State Preservation Trust Open Space and Farmland RB Series 2005 A (AGM) (AAA/Aa3)(f)
12,000,000	5.800	11/01/15	13,189,680
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(a)
2,950,000	2.125	12/01/17	2,948,850

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
$325,000	2.000%	10/01/14	$ 328,861
660,000	2.000	10/01/15	673,457
1,245,000	3.000	10/01/17	1,318,804
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,947,107
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,837,463
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,442,635
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/A1)(f)
2,000,000	5.000	09/01/14	2,062,580
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)(f)
3,905,000	5.000	03/01/15	4,119,306
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	3,858,895
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/A1)(f)
5,000,000	5.000	09/01/15	5,388,850
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,435,025
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,346,330
1,265,000	4.000	07/01/18	1,329,123
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
1,000,000	5.000	07/01/14	1,021,130
1,275,000	5.000	07/01/15	1,352,979
2,000,000	5.000	07/01/16	2,196,460
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (BBB+/Baa1)
350,000	5.000	07/01/17	388,056
400,000	5.000	07/01/18	445,784
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,850,352
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	10,759,100
5,000,000	5.000	08/15/16	5,578,600
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (A+/A3)(d)
21,625,000	0.138	01/01/30	19,446,328
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (A+/A3)(d)
21,500,000	0.105	01/01/30	19,333,905

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
$10,000,000	5.000%	01/01/19	$ 11,478,300
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	7,752,952
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,599,990
1,000,000	5.000	06/15/16	1,107,000
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,692,876
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	863,460
855,000	3.000	07/15/17	908,087
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,455,274
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AA+/Aa1)
4,195,000	4.000	03/01/14	4,220,715
Union County New Jersey GO Bonds Refunding for General Improvement Series 2012 B (SCH BD RES FD) (AA+/Aa1)
1,265,000	3.000	03/01/19	1,342,696
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
1,000,000	3.000	07/15/14	1,014,490
700,000	4.000	07/15/15	738,703
1,000,000	4.000	07/15/16	1,081,140

			175,619,524

New Mexico – 1.3%
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(a)
10,000,000	2.875	04/01/15	10,250,900
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
21,485,000	2.000	06/15/16	22,284,887
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
6,030,000	2.000	03/01/17	6,272,707
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,558,400
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,282,940
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,249,548

			52,899,382

New York – 11.6%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/A2)
1,625,000	5.000	12/15/15	1,754,252
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,933,479
1,640,000	3.000	06/01/15	1,699,696
1,385,000	3.000	06/01/16	1,460,676

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Brookhaven Public Improvement GO Bonds Series 2013 A (AA+/Aa2)
$3,955,000	2.000%	09/15/14	$ 4,005,347
4,045,000	2.000	09/15/15	4,161,496
4,135,000	2.000	09/15/16	4,283,033
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
950,000	4.000	10/15/14	976,638
990,000	4.000	10/15/15	1,048,697
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (A/A2)
1,000,000	5.000	11/15/15	1,084,690
730,000	4.000	11/15/16	797,613
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
1,000,000	4.000	11/15/15	1,066,200
Monroe County GO Bonds Refunding Series 2012 (A/Baa1)
1,000,000	5.000	03/01/15	1,048,430
3,000,000	5.000	03/01/16	3,231,060
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(d)
6,250,000	0.610	08/01/25	6,224,000
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,271,016
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,263,736
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,275,200
New York City Transitional Finance Authority RB for Future Tax Fiscal 2013 Series 2012 D (AAA/Aa1)
12,130,000	5.000	11/01/17	13,992,925
New York City Transitional Finance Authority RB Future Tax Subordinate Refunding Series 2012 B (AAA/Aa1)
4,885,000	5.000	11/01/15	5,301,300
10,650,000	5.000	11/01/17	12,285,627
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	15,354,150
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
2,000,000	4.000	01/01/15	2,074,860
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,392,134
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
7,095,000	5.000	02/15/15	7,470,184
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,280,000	3.000	09/01/14	1,295,846
1,335,000	4.000	09/01/15	1,366,533
3,325,000	4.000	09/01/16	3,425,382
3,000,000	4.000	09/01/17	3,092,460
3,665,000	5.000	09/01/18	3,902,235
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	9,607,465
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A3)(d)
70,025,000	0.105	05/01/34	61,432,069

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa1)
$5,000,000	2.250%	10/15/15	$ 5,091,900
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa1)
8,000,000	2.250	12/01/15	8,157,520
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A3)(d)
27,750,000	0.105	07/01/34	23,538,597
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
23,075,000	3.000	02/01/15	23,767,711
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/Aa2)
8,250,000	5.000	02/15/16	9,017,827
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,053,312
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,429,180
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	8,194,833
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
16,250,000	5.000	05/01/19	18,653,700
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,269,150
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
2,730,000	5.000	04/01/14	2,762,132
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	8,798,480
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/NR)
26,365,000	5.000	03/15/18	30,565,472
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA-/A2)
2,590,000	2.000	10/15/16	2,663,789
Suffolk County New York Public Improvement Series 2011 A (A+/A2)
4,520,000	3.000	05/15/15	4,669,296
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A2)
3,275,000	4.000	04/01/14	3,303,591
2,000,000	4.000	04/01/15	2,084,940
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A2)
2,310,000	4.000	10/01/14	2,370,522
2,000,000	4.000	10/01/16	2,164,280
1,000,000	4.000	10/01/17	1,094,890
Suffolk County Water Authority BANS Series 2013 A (AA/NR)
35,000,000	4.000	01/15/16	37,450,350
Suffolk County Water Authority BANS Series 2013 B (AA/NR)
8,000,000	3.000	01/15/15	8,220,880

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
$370,000	4.000%	06/01/17	$ 394,346
490,000	4.000	06/01/18	522,139
575,000	5.000	06/01/19	633,454
620,000	5.000	06/01/20	676,625
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	33,950,700
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(a)
7,500,000	0.203	01/03/17	7,503,675
Utica City School District GO Bonds Refunding Series 2013 (ST AID WITHHLDG) (NR/Baa1)
850,000	2.000	07/01/14	855,024
1,000,000	2.000	07/01/15	1,012,260
Yonkers New York GO Bonds Series 2011 A (A+/Baa1)
2,020,000	5.000	10/01/14	2,085,589
2,000,000	5.000	10/01/15	2,136,540
2,000,000	5.000	10/01/16	2,192,020

			464,863,153

North Carolina – 3.7%
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,232,969
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	505,855
300,000	4.000	06/01/16	324,897
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,000,000
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	5,981,635
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,271,980
1,500,000	5.000	01/01/16	1,631,355
4,535,000	5.000	01/01/17	5,065,912
3,000,000	5.000	01/01/19	3,414,390
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
3,000,000	3.000	01/01/14	3,000,000
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,317,870
1,815,000	3.000	01/01/16	1,902,356
2,000,000	3.000	01/01/18	2,095,840
1,275,000	5.000	01/01/18	1,439,118
2,000,000	3.000	01/01/19	2,068,460
1,000,000	5.000	01/01/19	1,138,130
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	19,249,480
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	29,740,058

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa3)(a)
$6,000,000	4.000%	03/01/18	$ 6,499,980
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	6,513,948
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A+/A1)
3,470,000	3.000	12/01/14	3,550,573
1,065,000	4.000	12/01/16	1,158,411
1,375,000	5.000	12/01/18	1,585,458
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,000,000
North Carolina Turnpike Authority Monroe Connector System State APPROP RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,056,760
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 F (AMBAC) (A/Aa3)(d)
12,125,000	0.105	10/01/22	10,968,772
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/Aa3)(d)
22,075,000	0.105	10/01/22	19,970,073
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,023,277

			146,707,557

Ohio – 1.0%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
470,000	4.000	12/01/14	483,672
1,000,000	4.000	12/01/15	1,061,090
1,425,000	5.000	12/01/16	1,588,533
1,740,000	5.000	12/01/17	1,982,765
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,115,000	4.000	06/01/16	2,170,561
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,740,000	5.125	06/01/24	11,332,477
3,415,000	5.375	06/01/24	2,870,752
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	546,705
1,180,000	4.000	12/01/17	1,311,594
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
200,000	2.000	01/01/14	200,000
200,000	2.000	01/01/15	198,896
250,000	2.000	01/01/16	246,543
315,000	2.250	01/01/17	308,300
400,000	4.000	01/01/18	409,776
415,000	4.000	01/01/19	424,225
435,000	4.000	01/01/20	435,918
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,186,207
800,000	4.000	10/01/18	863,664

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio Housing Finance Agency Single Family Series 1985 (FGIC-FHA/VA/PRIV MTGS) (AA+/NR)(e)(f)
$1,500,000	0.000%	01/15/14	$ 1,357,215
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(a)
3,000,000	2.250	09/15/16	2,976,690
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	7,691,399
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(d)
2,250,000	0.530	01/01/18	2,243,025

			41,890,007

Oklahoma – 1.7%
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,729,187
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,745,000	2.250	03/01/14	4,761,323
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
4,845,000	0.050	03/01/14	4,844,128
3,765,000	2.000	03/01/16	3,865,676
5,470,000	2.000	03/01/17	5,619,057
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
2,160,000	2.000	01/01/14	2,160,000
1,860,000	2.000	01/01/15	1,892,680
2,160,000	2.000	01/01/17	2,194,690
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,795,000	2.000	01/01/16	2,861,242
2,445,000	2.000	01/01/17	2,503,093
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
6,750,000	1.000	07/01/15	6,812,303
8,750,000	1.000	07/01/16	8,867,075
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (A-/NR)(a)
3,000,000	2.250	06/02/14	3,018,660
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,817,858
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,035,920
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,663,874

			69,646,766

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A1)(a)
2,000,000	5.000	07/15/14	2,039,220

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (A-/NR)(a)
$5,000,000	2.000%	09/02/14	$ 5,046,350
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,050,000	2.000	06/15/15	1,073,184
1,120,000	2.000	06/15/16	1,151,987
790,000	2.000	06/15/17	812,650
1,165,000	2.000	06/15/18	1,184,933
1,445,000	3.000	06/15/19	1,515,429
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A1)
500,000	5.000	03/15/14	504,465
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A1)
500,000	5.000	05/01/15	525,535
2,000,000	5.000	05/01/16	2,168,020
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,266,850
1,120,000	3.000	08/01/18	1,210,574

			18,499,197

Pennsylvania – 2.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	802,208
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,050,000	4.250	12/15/15	1,096,599
645,000	4.250	12/15/17	687,860
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
280,000	5.400	11/15/14	282,783
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,797,720
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	293,407
515,000	3.000	08/01/17	507,100
530,000	3.000	08/01/18	509,770
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,000,000	3.000	01/01/16	10,520,000
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,500,000	5.000	07/01/22	10,408,580
7,000,000	5.000	01/01/23	7,509,040
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (A-/NR)(a)
5,250,000	1.750	12/01/15	5,284,335

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
$285,000	3.000%	05/01/15	$ 288,502
390,000	3.000	05/01/16	395,417
440,000	3.000	05/01/17	444,013
1,165,000	5.000	05/01/18	1,256,243
1,000,000	5.000	05/01/19	1,083,790
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/A1)
6,455,000	5.000	09/01/14	6,646,003
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A/A1)
625,000	4.000	09/01/15	659,637
600,000	4.000	09/01/16	645,828
500,000	3.000	09/01/17	523,515
550,000	4.000	09/01/17	600,650
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
1,305,000	4.000	10/01/15	1,371,268
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,080,110
Pennsylvania Turnpike Commission RB Series 2013 A (A+/A1)(d)
7,500,000	0.660	12/01/17	7,471,050
Philadelphia GO Bonds Series 2011 (AGM) (AA-/A2)
1,460,000	5.000	08/01/16	1,609,811
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BB+/Ba2)
1,500,000	5.000	07/01/15	1,519,695
1,500,000	5.000	07/01/16	1,523,085
2,000,000	5.000	07/01/17	2,030,620
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA-/NR)(a)
5,995,000	1.400	09/01/15	6,053,931
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,013,440

			77,916,010

Puerto Rico – 2.5%
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB-/Baa3)
5,530,000	5.000	12/01/14	5,355,528
2,645,000	5.000	12/01/15	2,410,098
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
2,025,000	5.000	07/01/15	1,908,502
14,595,000	5.000	07/01/17	12,173,835
7,285,000	5.000	07/01/19	5,642,961
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2001 A (NATL-RE-IBC) (A/Baa1)
3,935,000	5.500	07/01/15	3,939,997
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/A3)
825,000	5.000	07/01/14	828,473
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding for Transportation Series 2004 I (FGIC) (BBB/Baa3)
2,100,000	5.000	07/01/24	1,435,791

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (BBB-/Baa3)
$1,030,000	5.500%	07/01/17	$ 912,662
Puerto Rico Electric Power Authority Power RB Refunding Series 2007 UU (NATL-RE) (A/Baa1)
835,000	4.000	07/01/14	832,052
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (BBB/Baa3)
2,000,000	5.000	07/01/16	1,802,320
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BBB/Baa3)(d)
25,850,000	0.866	07/01/31	14,882,621
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA-/A2)(d)
27,300,000	0.686	07/01/29	16,827,993
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB/Baa3)
3,250,000	4.000	07/01/16	2,858,343
Puerto Rico Electric Power Authority RB Series 2008 WW (BBB/Baa3)
4,500,000	5.250	07/01/15	4,246,425
8,175,000	5.500	07/01/16	7,413,908
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/A2)
1,125,000	5.250	08/01/16	1,125,563
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/Baa3)
3,940,000	5.000	07/01/14	3,925,580
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (BBB-/Baa3)
2,250,000	5.500	07/01/16	2,059,357
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (AMBAC) (COMWLTH GTD) (BBB-/Baa3)(a)
1,000,000	5.500	07/01/17	923,510
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (BBB-/Baa3)(a)
10,850,000	5.750	07/01/17	9,511,435

			101,016,954

Rhode Island – 0.2%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	685,575
315,000	4.000	01/15/18	331,780
1,545,000	5.000	01/15/19	1,689,102
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
400,000	4.000	09/15/14	409,652
600,000	5.000	09/15/17	676,050
500,000	4.000	09/15/18	546,670
Rhode Island Health and Educational Building Corp. Hospital Financing RB for Care New England Series 2013 A (BBB-/NR)
1,675,000	3.000	09/01/14	1,689,489
1,010,000	4.000	09/01/15	1,044,158

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA/NR)
$390,000	2.000%	05/15/15	$ 397,640
515,000	3.000	05/15/16	541,043
385,000	3.000	05/15/17	407,611
280,000	4.000	05/15/18	307,432
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
590,000	6.000	06/01/23	590,065

			9,316,267

South Carolina – 1.3%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
2,400,000	5.000	03/01/14	2,417,400
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,969,296
4,440,000	2.000	05/01/17	4,611,206
5,000,000	2.000	05/01/18	5,140,150
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,254,273
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,050,732
1,025,000	3.000	02/01/16	1,075,953
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	2,040,331
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,746,286
5,895,000	5.000	03/01/17	6,664,298
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa3)
6,000,000	3.600	02/01/17	6,413,880
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AAA/Aa1)
2,000,000	4.000	03/01/17	2,204,640
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,595,000	3.000	03/01/14	1,602,544
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	5.000	08/01/14	1,020,910
South Carolina Jobs-Economic Development Authority RB for Waste Management of South Carolina, Inc. Project Series 2001 (A-/NR)
2,500,000	1.875	11/01/16	2,500,000
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,317,062

			51,028,961

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (A+/A1)
1,250,000	4.250	11/01/14	1,289,325

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – 0.4%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
$890,000	5.000%	07/01/15	$ 937,633
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)(f)
2,180,000	3.600	04/01/14	2,197,745
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	5.000	06/01/14	5,091,200
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	7,412,328

			15,638,906

Texas – 8.1%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2013 B (BBB-/Baa2)(a)
4,000,000	3.000	01/04/16	3,992,320
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,235,054
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,804,372
845,000	4.000	03/01/19	938,719
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,649,090
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,135,000	3.000	02/15/14	1,138,916
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
550,000	3.000	02/15/14	551,897
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,450,019
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A2)
2,000,000	4.000	11/01/14	2,063,500
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
750,000	4.000	11/01/16	815,235
250,000	4.000	11/01/17	276,745
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
1,750,000	5.000	11/01/18	2,010,855
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	518,859
1,145,000	4.000	08/15/15	1,213,654
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
500,000	4.000	03/01/14	503,185
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,237,900
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(e)
1,930,000	0.000	02/15/17	1,866,291

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
$3,040,000	3.000%	08/15/16	$ 3,241,430
2,250,000	4.000	08/15/17	2,504,453
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa3)
855,000	4.000	07/01/14	864,978
930,000	4.000	07/01/15	954,617
2,005,000	4.500	07/01/16	2,113,470
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A2)(d)
17,725,000	0.334	07/01/32	15,788,108
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(d)
21,950,000	0.338	07/01/32	19,562,980
Houston Higher Education Finance Corp. RB for Rice University Project Series 2013 A (AAA/Aaa)(a)
52,505,000	0.460	11/16/16	52,489,774
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(a)
16,000,000	0.875	06/01/16	16,051,520
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(a)
8,000,000	0.660	08/01/16	8,001,600
Houston Utilities System RB Refunding Series 2012 (AA/NR)(a)
4,500,000	0.610	06/01/15	4,506,345
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,101,660
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(e)
2,000,000	0.000	08/15/14	1,995,560
1,000,000	0.000	08/15/15	993,560
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/NR)(f)
5,000	5.500	05/15/14	5,095
Lower Colorado River Authority RB Series 2008 (ETM) (NR/NR)(f)
205,000	5.500	05/15/14	208,889
Lower Colorado River Authority RB Series 2012 (A/A1)
2,240,000	5.500	05/15/14	2,282,582
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,713,622
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)
7,315,000	1.750	08/01/17	7,460,642
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,255,000	4.000	03/01/14	1,262,994
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (A-/NR)(a)
4,000,000	3.750	06/01/15	4,130,080
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (AAA/Aaa)
5,570,000	5.000	08/01/15	5,724,289

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (NR/Aaa)(f)
$7,890,000	5.000%	08/01/14	$ 8,103,109
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A/A2)
4,250,000	6.000	01/01/19	4,878,873
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(a)
16,000,000	1.950	01/01/19	15,342,240
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(a)
5,405,000	5.750	01/01/16	5,911,989
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,411,330
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(a)
6,000,000	1.200	08/01/17	6,004,200
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(a)
8,000,000	1.000	05/31/16	8,043,840
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(a)
6,760,000	1.350	06/01/14	6,786,364
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,214,520
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,755,000	5.000	10/01/15	1,868,268
2,315,000	5.000	10/01/19	2,590,878
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(a)
7,000,000	2.000	12/01/16	7,236,460
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,003,230
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,815,000	3.000	02/15/14	1,821,262
1,240,000	3.000	02/15/15	1,278,849
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
3,445,000	5.000	12/15/14	3,558,272
2,200,000	5.000	12/15/15	2,340,250
3,000,000	5.000	12/15/16	3,268,410
5,000,000	5.000	12/15/17	5,468,350
4,500,000	5.000	12/15/18	4,932,090
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
11,305,000	5.625	12/15/17	12,641,138
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	17,659,928
7,355,000	5.000	07/01/16	7,994,517
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding Series 2012 B (A-/Baa1)(a)
2,500,000	1.250	02/15/15	2,506,600

			325,089,826

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
U.S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
$16,145,000	2.250%	10/01/17	$ 16,196,664
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa3)
480,000	4.000	07/01/14	486,609
680,000	4.750	07/01/15	710,716

			17,393,989

Utah – 0.5%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,355,424
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
500,000	5.000	09/01/14	514,810
610,000	5.000	09/01/15	650,827
750,000	5.000	09/01/16	824,805
500,000	5.000	09/01/17	561,970
500,000	5.000	09/01/18	567,505
500,000	5.000	09/01/19	566,905
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	5,990,166
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	7,591,699
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/A3)
1,575,000	3.000	12/01/14	1,613,745

			20,237,856

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,271,850
1,420,000	4.000	10/01/16	1,483,616
1,680,000	4.000	10/01/17	1,763,782

			4,519,248

Virginia – 1.3%
Amelia County IDA RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(a)
8,500,000	0.850	04/01/14	8,505,015
King George County Industrial Development Authority Solid Waste Disposal RB for King George Landfill, Inc. Project RMKT 05/01/13 Series 2003 A (A-/NR)(a)
4,000,000	0.850	05/01/14	4,000,880
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(a)
6,250,000	1.500	12/01/14	6,275,187
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,390,306
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(f)
8,765,000	5.625	06/01/15	9,426,845
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,057,964

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
$1,900,000	2.200%	03/01/17	$ 1,963,973
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(f)
6,185,000	5.000	08/01/14	6,353,851
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(a)
5,000,000	2.375	11/01/15	5,108,100
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(a)
2,000,000	4.050	05/01/14	2,021,260

			50,103,381

Washington – 0.8%
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(f)
2,550,000	5.000	06/01/16	2,826,318
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	28,804,038

			31,630,356

West Virginia – 0.5%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(e)(f)
10,125,000	0.000	12/01/16	9,918,247
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(a)
6,300,000	2.000	10/01/14	6,350,211
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	541,890
1,445,000	5.000	05/01/18	1,569,140
1,565,000	5.000	05/01/19	1,703,315

			20,082,803

Wisconsin – 0.3%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(e)
1,500,000	0.000	09/01/15	1,482,690
Madison City Promissory Notes GO Bonds Series 2011 A (NR/Aaa)
5,500,000	5.000	10/01/16	6,148,065
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa2)
4,050,000	5.000	02/01/16	4,414,743

			12,045,498

Total State-Specific Municipal Debt Obligations			$3,893,399,113

TOTAL INVESTMENTS – 97.3%			$3,893,399,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			109,391,604

NET ASSETS – 100.0%			$4,002,790,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $34,310,771, which represents approximately 0.9% of net assets as of December 31, 2013.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PRIV MTGS	— Private Mortgages
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	1.370%	$(5)	$(117,331)
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	1.370	(457,425)	222,753
Morgan Stanley & Co. International PLC	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	11,000	1.000	03/20/23	1.370	(425,561)	167,421

TOTAL						$(882,991)	$272,843

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,898,565,437

Gross unrealized gain	45,040,317
Gross unrealized loss	(50,206,641)

Net unrealized security loss	$(5,166,324)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“ GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2013:

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$2,681,651,855	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$1,836,959	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(5,579)	$—

MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$477,223,703	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$59,760	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,893,399,113	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$390,174	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(117,331)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2014

*	Print the name and title of each signing officer under his or her signature.